JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

Investments	Principal Amount($)	Value($)
U.S. TREASURY OBLIGATIONS — 37.1%
U.S. Treasury Bonds
8.13%, 8/15/2021	2,852,000	3,123,943
8.00%, 11/15/2021	8,280,000	9,216,675
6.75%, 8/15/2026	1,391,000	1,931,208
6.63%, 2/15/2027	2,750,000	3,870,195
6.38%, 8/15/2027	4,380,000	6,207,281
6.13%, 11/15/2027	3,495,000	4,936,687
5.50%, 8/15/2028	160,000	223,550
5.25%, 11/15/2028	2,210,000	3,066,375
6.13%, 8/15/2029	150,000	224,578
6.25%, 5/15/2030	410,000	633,322
4.75%, 2/15/2037	256,000	409,120
5.00%, 5/15/2037	1,079,000	1,772,763
4.50%, 5/15/2038	2,074,000	3,271,735
3.50%, 2/15/2039	3,082,000	4,363,438
4.25%, 5/15/2039	526,000	813,821
4.50%, 8/15/2039	1,283,000	2,042,777
4.38%, 11/15/2039	356,000	560,144
4.63%, 2/15/2040	2,660,000	4,316,681
2.88%, 5/15/2043	926,000	1,208,864
2.50%, 2/15/2045	3,415,000	4,213,790
3.00%, 5/15/2045	2,368,000	3,180,890
3.00%, 11/15/2045	66,000	89,028
2.25%, 8/15/2046	4,211,000	4,995,957
3.00%, 2/15/2047	1,424,000	1,941,535
3.00%, 5/15/2047	21,000	28,645
3.38%, 11/15/2048	995,000	1,463,894
3.00%, 2/15/2049	2,052,000	2,835,287
2.25%, 8/15/2049	3,753,000	4,517,674
2.38%, 11/15/2049	3,863,000	4,777,444
2.00%, 2/15/2050	2,000,000	2,295,000
U.S. Treasury Notes
2.63%, 6/15/2021	600,000	615,070
1.75%, 7/31/2021	620,000	631,237
1.50%, 8/31/2021	375,000	381,094
1.13%, 9/30/2021	3,164,000	3,203,674
2.88%, 10/15/2021	4,000,000	4,147,813
1.50%, 11/30/2021	1,100,000	1,121,785
2.63%, 12/15/2021	522,000	541,616
2.00%, 12/31/2021	4,550,000	4,680,457
2.13%, 12/31/2021	100,000	103,066
1.50%, 1/31/2022	5,305,000	5,421,461
1.88%, 2/28/2022	330,000	339,771
2.38%, 3/15/2022	4,000,000	4,156,875
1.88%, 3/31/2022	2,661,000	2,743,533
0.13%, 4/30/2022	2,700,000	2,697,996
1.75%, 6/15/2022	4,341,000	4,481,065
1.75%, 6/30/2022	3,151,000	3,254,146
1.88%, 9/30/2022	1,385,000	1,439,643
1.38%, 10/15/2022	556,000	571,768

Investments	Principal Amount($)	Value($)
1.63%, 11/15/2022	25,000	25,885
1.63%, 12/15/2022	300,000	310,992
2.00%, 2/15/2023	689,000	722,589
0.25%, 4/15/2023	717,000	718,288
1.63%, 4/30/2023	1,911,000	1,990,426
1.63%, 5/31/2023	600,000	625,641
1.25%, 7/31/2023	5,200,000	5,371,844
1.38%, 8/31/2023	360,000	373,584
1.38%, 9/30/2023	15,431,000	16,026,540
2.88%, 9/30/2023	700,000	761,852
2.88%, 11/30/2023	2,077,000	2,268,798
2.25%, 12/31/2023	267,000	286,274
2.63%, 12/31/2023	621,000	674,076
2.25%, 1/31/2024	653,000	701,159
2.50%, 1/31/2024	3,854,000	4,172,858
2.13%, 2/29/2024	500,000	535,117
2.38%, 2/29/2024	10,212,000	11,025,769
2.13%, 3/31/2024	1,397,000	1,497,300
2.50%, 5/15/2024	100,000	108,844
2.00%, 5/31/2024	3,850,000	4,117,996
1.75%, 6/30/2024	1,967,000	2,086,403
1.75%, 7/31/2024	410,000	435,273
1.25%, 8/31/2024	800,000	833,312
1.88%, 8/31/2024	3,961,000	4,228,986
1.50%, 9/30/2024	100,000	105,289
1.50%, 11/30/2024	1,255,000	1,323,535
1.75%, 12/31/2024	142,000	151,452
1.38%, 1/31/2025	1,860,000	1,953,145
2.50%, 1/31/2025	450,000	495,949
2.00%, 2/15/2025	530,000	572,069
1.13%, 2/28/2025	1,153,000	1,198,670
0.50%, 3/31/2025	58,000	58,544
2.13%, 5/15/2025	163,000	177,403
2.00%, 8/15/2025	600,000	651,234
2.25%, 11/15/2025	104,000	114,579
2.63%, 12/31/2025	2,231,000	2,507,435
1.63%, 2/15/2026	4,739,000	5,068,138
2.50%, 2/28/2026	136,000	152,256
2.25%, 3/31/2026	408,000	451,350
2.13%, 5/31/2026	200,000	220,187
1.88%, 7/31/2026	383,000	416,542
1.50%, 8/15/2026	507,000	539,915
1.38%, 8/31/2026	788,000	833,310
1.63%, 9/30/2026	150,000	161,027
1.63%, 10/31/2026	7,371,000	7,916,339
1.63%, 11/30/2026	1,820,000	1,955,931
1.75%, 12/31/2026	2,300,000	2,491,547
2.25%, 2/15/2027	1,800,000	2,011,500
0.63%, 3/31/2027	300,000	302,859
2.38%, 5/15/2027	1,900,000	2,145,812
2.25%, 8/15/2027	2,000,000	2,248,438
2.25%, 11/15/2027	400,000	450,938
2.75%, 2/15/2028	29,000	33,880

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
2.88%, 5/15/2028	400,000	472,813
2.88%, 8/15/2028	55,000	65,244
3.13%, 11/15/2028	1,060,000	1,283,594
2.63%, 2/15/2029	1,746,000	2,048,549
1.63%, 8/15/2029	1,562,000	1,705,021
1.50%, 2/15/2030	404,000	437,014

TOTAL U.S. TREASURY OBLIGATIONS (Cost $210,406,786)		225,685,685

CORPORATE BONDS — 27.4%
Aerospace & Defense — 0.4%
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027	550,000	573,338
L3Harris Technologies, Inc.
3.85%, 6/15/2023	338,000	360,277
3.83%, 4/27/2025	40,000	43,865
4.40%, 6/15/2028	300,000	347,443
2.90%, 12/15/2029	470,000	492,224
4.85%, 4/27/2035	109,000	133,795
5.05%, 4/27/2045	25,000	31,216
Lockheed Martin Corp. 3.10%, 1/15/2023	174,000	185,750

		2,167,908

Banks—3.2%
Bancolombia SA (Colombia) 3.00%, 1/29/2025	1,522,000	1,460,409
Canadian Imperial Bank of Commerce (Canada) 2.55%, 6/16/2022	300,000	310,675
(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023 (a)	280,000	287,917
3.50%, 9/13/2023	454,000	492,580
3.10%, 4/2/2024	370,000	392,313
2.25%, 1/28/2025 (b)	655,000	674,393
Capital One NA 2.95%, 7/23/2021	200,000	203,489
2.25%, 9/13/2021	200,000	202,288
Comerica Bank 2.50%, 7/23/2024	300,000	309,468
Comerica, Inc. 3.70%, 7/31/2023	275,000	293,988
Development Bank of Japan, Inc. (Japan) 2.00%, 10/19/2021 (c)	200,000	204,032
Discover Bank 3.20%, 8/9/2021	480,000	486,049
4.20%, 8/8/2023	250,000	266,380
4.25%, 3/13/2026	636,000	679,187
3.45%, 7/27/2026	90,000	93,285
4.65%, 9/13/2028	190,000	206,522

Investments	Principal Amount($)	Value($)
First Republic Bank (SOFR + 0.62%), 1.91%, 2/12/2024 (a)	300,000	300,335
Huntington Bancshares, Inc.
2.30%, 1/14/2022	59,000	60,173
2.63%, 8/6/2024	500,000	520,344
4.00%, 5/15/2025	300,000	331,538
2.55%, 2/4/2030	625,000	615,523
Huntington National Bank (The)
3.13%, 4/1/2022	334,000	346,979
2.50%, 8/7/2022	300,000	309,715
3.55%, 10/6/2023	110,000	119,212
Intesa Sanpaolo SpA (Italy) 5.25%, 1/12/2024	200,000	211,593
Kreditanstalt fuer Wiederaufbau (Germany)
2.38%, 8/25/2021	200,000	205,171
1.75%, 9/15/2021	30,000	30,571
2.63%, 1/25/2022	65,000	67,514
2.50%, 2/15/2022	50,000	51,878
2.13%, 3/7/2022	125,000	129,054
2.13%, 6/15/2022	158,000	163,950
2.38%, 12/29/2022	190,000	200,118
2.13%, 1/17/2023	200,000	209,459
2.63%, 2/28/2024	36,000	39,008
2.50%, 11/20/2024	60,000	65,402
2.00%, 5/2/2025 (b)	183,000	196,437
2.88%, 4/3/2028	270,000	313,982
1.75%, 9/14/2029	47,000	50,705
Zero Coupon, 4/18/2036	91,000	72,324
Zero Coupon, 6/29/2037	409,000	319,040
Landesbank Baden-Wuerttemberg (Germany) 7.63%, 2/1/2023	25,000	29,529
Landwirtschaftliche Rentenbank (Germany)
Series 36, 2.00%, 12/6/2021	100,000	102,553
3.13%, 11/14/2023	31,000	33,892
2.00%, 1/13/2025	25,000	26,716
2.38%, 6/10/2025	75,000	81,910
Lloyds Banking Group plc (United Kingdom)
4.45%, 5/8/2025 (b)	250,000	273,982
3.75%, 1/11/2027	727,000	779,581
4.38%, 3/22/2028	794,000	889,729
4.55%, 8/16/2028	601,000	691,565
(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/7/2028 (a)	300,000	318,948
National Bank of Canada (Canada) 2.10%, 2/1/2023	647,000	660,327

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Oesterreichische Kontrollbank AG (Austria)
2.88%, 9/7/2021	60,000	61,909
2.38%, 10/1/2021	25,000	25,668
2.63%, 1/31/2022	25,000	25,933
2.88%, 3/13/2023	80,000	85,420
Royal Bank of Canada (Canada)
2.75%, 2/1/2022	150,000	155,867
2.80%, 4/29/2022	210,000	218,901
1.95%, 1/17/2023	275,000	283,494
1.60%, 4/17/2023	120,000	122,545
3.70%, 10/5/2023	26,000	28,274
2.55%, 7/16/2024	262,000	276,125
2.25%, 11/1/2024	1,570,000	1,644,382
SVB Financial Group 3.50%, 1/29/2025	681,000	704,650
Zions Bancorp NA 3.50%, 8/27/2021	500,000	507,648

		19,522,548

Beverages — 0.1%
Brown-Forman Corp.
3.50%, 4/15/2025	56,000	62,352
4.00%, 4/15/2038	93,000	103,582
4.50%, 7/15/2045	269,000	324,133

		490,067

Biotechnology — 0.4%
Biogen, Inc. 4.05%, 9/15/2025	136,000	156,020
2.25%, 5/1/2030	680,000	690,392
5.20%, 9/15/2045	1,429,000	1,869,412

		2,715,824

Building Products — 0.0% (d)
Allegion plc 3.50%, 10/1/2029	100,000	100,713
Lennox International, Inc. 3.00%, 11/15/2023	70,000	71,891

		172,604

Capital Markets — 3.5%
Affiliated Managers Group, Inc. 4.25%, 2/15/2024	120,000	130,048
Ameriprise Financial, Inc.
3.00%, 3/22/2022	190,000	197,335
4.00%, 10/15/2023	331,000	364,476
3.70%, 10/15/2024	86,000	95,076
2.88%, 9/15/2026	541,000	581,766
BlackRock, Inc.
2.40%, 4/30/2030	1,100,000	1,185,646
1.90%, 1/28/2031	977,000	1,002,639
Brookfield Asset Management, Inc. (Canada) 4.00%, 1/15/2025	513,000	550,668
Brookfield Finance LLC (Canada) 3.45%, 4/15/2050	104,000	89,335
Brookfield Finance, Inc. (Canada)
4.00%, 4/1/2024	100,000	106,702
3.90%, 1/25/2028	153,000	161,865
4.85%, 3/29/2029	70,000	78,707
4.70%, 9/20/2047	800,000	818,692

Investments	Principal Amount($)	Value($)
Cboe Global Markets, Inc. 3.65%, 1/12/2027	465,000	512,194
Charles Schwab Corp. (The)
2.65%, 1/25/2023	300,000	315,370
3.85%, 5/21/2025	100,000	113,554
3.25%, 5/22/2029	1,311,000	1,448,595
4.63%, 3/22/2030	560,000	687,815
CME Group, Inc.
3.00%, 9/15/2022	170,000	180,063
3.00%, 3/15/2025	100,000	109,744
3.75%, 6/15/2028 (b)	190,000	226,143
5.30%, 9/15/2043	187,000	275,697
4.15%, 6/15/2048	549,000	738,055
E*TRADE Financial Corp.
2.95%, 8/24/2022	628,000	646,978
3.80%, 8/24/2027	60,000	64,850
4.50%, 6/20/2028	45,000	50,880
Eaton Vance Corp.
3.63%, 6/15/2023	145,000	153,175
3.50%, 4/6/2027	142,000	152,939
Franklin Resources, Inc. 2.85%, 3/30/2025	230,000	245,284
Intercontinental Exchange, Inc.
2.75%, 12/1/2020	181,000	182,544
2.35%, 9/15/2022	445,000	459,084
3.45%, 9/21/2023	139,000	149,370
4.00%, 10/15/2023	125,000	138,246
3.10%, 9/15/2027	164,000	179,656
3.75%, 9/21/2028	711,000	813,159
2.10%, 6/15/2030	96,000	96,891
4.25%, 9/21/2048	694,000	855,565
Lazard Group LLC
3.75%, 2/13/2025	969,000	1,033,726
3.63%, 3/1/2027	475,000	483,208
4.50%, 9/19/2028	251,000	269,432
4.38%, 3/11/2029	352,000	376,543
Legg Mason, Inc. 4.75%, 3/15/2026 (b)	400,000	428,996
Nasdaq, Inc.
4.25%, 6/1/2024	423,000	458,984
3.85%, 6/30/2026	350,000	387,103
3.25%, 4/28/2050	100,000	101,881
Raymond James Financial, Inc.
3.63%, 9/15/2026	290,000	312,271
4.65%, 4/1/2030	65,000	74,515
4.95%, 7/15/2046	110,000	129,962
S&P Global, Inc. 4.40%, 2/15/2026	53,000	62,436
2.95%, 1/22/2027 (b)	384,000	416,965
2.50%, 12/1/2029	174,000	185,874
4.50%, 5/15/2048 (b)	385,000	494,629
3.25%, 12/1/2049	661,000	705,540

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Stifel Financial Corp. 4.25%, 7/18/2024	325,000	340,009
TD Ameritrade Holding Corp.
2.95%, 4/1/2022	417,000	433,617
3.75%, 4/1/2024	144,000	157,578
3.63%, 4/1/2025	167,000	185,140
3.30%, 4/1/2027	55,000	60,641
2.75%, 10/1/2029	176,000	186,896

		21,444,752

Chemicals — 0.9%
Air Products and Chemicals, Inc.
3.00%, 11/3/2021	120,000	123,720
3.35%, 7/31/2024	299,000	326,118
Ecolab, Inc.
4.35%, 12/8/2021	50,000	53,058
2.38%, 8/10/2022	50,000	51,855
3.25%, 1/14/2023	53,000	55,894
2.70%, 11/1/2026	238,000	259,679
3.25%, 12/1/2027	155,000	171,188
4.80%, 3/24/2030	57,000	71,213
5.50%, 12/8/2041	60,000	79,629
3.95%, 12/1/2047	924,000	1,119,269
LYB International Finance BV
4.00%, 7/15/2023	665,000	710,161
5.25%, 7/15/2043	140,000	165,090
4.88%, 3/15/2044	200,000	228,187
LYB International Finance II BV 3.50%, 3/2/2027	496,000	530,161
LYB International Finance III LLC 4.20%, 10/15/2049	350,000	372,449
LyondellBasell Industries NV
6.00%, 11/15/2021	700,000	737,538
5.75%, 4/15/2024	100,000	113,545
NewMarket Corp. 4.10%, 12/15/2022	142,000	150,153

		5,318,907

Communications Equipment — 0.1%
Motorola Solutions, Inc.
3.75%, 5/15/2022	74,000	77,272
3.50%, 3/1/2023	517,000	539,924
4.00%, 9/1/2024	171,000	186,288

		803,484

Consumer Finance — 1.3%
American Express Co.
3.70%, 11/5/2021	170,000	176,858
2.75%, 5/20/2022	120,000	124,584
2.50%, 8/1/2022	140,000	145,263
2.65%, 12/2/2022	82,000	85,562
3.40%, 2/27/2023	40,000	42,640
3.70%, 8/3/2023	300,000	323,802
3.40%, 2/22/2024	329,000	356,670
3.00%, 10/30/2024	28,000	30,020

Investments	Principal Amount($)	Value($)
4.20%, 11/6/2025	100,000	115,231
3.13%, 5/20/2026	240,000	262,397
4.05%, 12/3/2042	1,016,000	1,194,907
American Express Credit Corp.
2.70%, 3/3/2022	95,000	98,248
3.30%, 5/3/2027	300,000	333,553
Capital One Financial Corp.
4.75%, 7/15/2021	30,000	31,215
3.05%, 3/9/2022	193,000	198,987
3.50%, 6/15/2023	229,000	241,375
3.80%, 1/31/2028	60,000	63,002
Discover Financial Services
5.20%, 4/27/2022	438,000	456,183
3.85%, 11/21/2022	609,000	629,529
3.95%, 11/6/2024	82,000	87,325
3.75%, 3/4/2025	104,000	109,096
4.50%, 1/30/2026	20,000	21,367
4.10%, 2/9/2027	90,000	94,135
Synchrony Financial
3.75%, 8/15/2021	1,427,000	1,443,130
2.85%, 7/25/2022	667,000	658,376
4.38%, 3/19/2024	283,000	285,200
5.15%, 3/19/2029	139,000	142,251

		7,750,906

Containers & Packaging — 0.0% (d)
Avery Dennison Corp. 4.88%, 12/6/2028 (b)	174,000	201,975

Diversified Financial Services — 0.1%
Private Export Funding Corp. Series BB, 4.30%, 12/15/2021	27,000	28,457
Synchrony Bank 3.00%, 6/15/2022	450,000	450,657

		479,114

Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.
2.95%, 3/15/2022	199,000	207,734
3.13%, 3/16/2022	25,000	26,177
2.45%, 11/1/2022	259,000	269,666
3.50%, 11/1/2024	202,000	222,733
3.38%, 2/15/2025	50,000	55,434
2.63%, 8/15/2026	85,000	91,542
4.33%, 9/21/2028	50,000	59,580
3.88%, 2/8/2029	411,000	477,506
4.02%, 12/3/2029	160,000	188,358
3.15%, 3/22/2030	278,000	308,462
7.75%, 12/1/2030	80,000	120,230
4.50%, 8/10/2033	193,000	238,906
4.40%, 11/1/2034	137,000	167,194
4.27%, 1/15/2036	180,000	217,820
4.81%, 3/15/2039	255,000	328,359
3.85%, 11/1/2042	240,000	281,847
5.01%, 4/15/2049	84,000	116,721

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
4.00%, 3/22/2050	113,000	138,761
4.67%, 3/15/2055	178,000	244,326

		3,761,356

Electric Utilities — 1.6%
AEP Texas, Inc. 3.95%, 6/1/2028	100,000	112,656
AEP Transmission Co. LLC 3.15%, 9/15/2049	100,000	104,727
American Electric Power Co., Inc.
Series F, 2.95%, 12/15/2022	163,000	170,035
Series J, 4.30%, 12/1/2028	85,000	98,454
3.25%, 3/1/2050	30,000	30,006
Avangrid, Inc.
3.15%, 12/1/2024	279,000	299,642
3.80%, 6/1/2029	175,000	195,321
Cleveland Electric Illuminating Co. (The) 5.95%, 12/15/2036	146,000	184,401
Enel Americas SA (Chile) 4.00%, 10/25/2026	275,000	290,805
Enel Chile SA (Chile) 4.88%, 6/12/2028	376,000	418,317
FirstEnergy Corp.
Series A, 2.85%, 7/15/2022	148,000	152,719
Series B, 4.25%, 3/15/2023	1,196,000	1,289,116
Series B, 3.90%, 7/15/2027	300,000	335,240
2.65%, 3/1/2030	328,000	341,525
Series C, 4.85%, 7/15/2047	50,000	63,022
Series C, 3.40%, 3/1/2050	143,000	150,327
Gulf Power Co.
Series A, 3.30%, 5/30/2027	291,000	315,935
Hydro-Quebec (Canada)
Series IO, 8.05%, 7/7/2024	35,000	45,549
8.50%, 12/1/2029	50,000	81,509
Iberdrola International BV (Spain) 5.81%, 3/15/2025	30,000	35,346
6.75%, 7/15/2036	175,000	235,869
Indiana Michigan Power Co.
6.05%, 3/15/2037	240,000	323,656
Series K, 4.55%, 3/15/2046	150,000	184,545
NextEra Energy Capital Holdings, Inc.
4.50%, 6/1/2021	74,000	75,967
2.40%, 9/1/2021	76,000	77,692
3.20%, 2/25/2022	148,000	154,223
2.90%, 4/1/2022	124,000	128,974
3.30%, 8/15/2022	53,000	55,779
2.80%, 1/15/2023	247,000	257,954
3.15%, 4/1/2024	300,000	321,763
3.25%, 4/1/2026	285,000	313,132
3.55%, 5/1/2027	156,000	173,557
3.50%, 4/1/2029	150,000	168,395
2.75%, 11/1/2029	1,226,000	1,321,421

Investments	Principal Amount($)	Value($)
Ohio Power Co. Series P, 2.60%, 4/1/2030	54,000	57,205
Oklahoma Gas & Electric Co.
3.80%, 8/15/2028	80,000	88,875
3.30%, 3/15/2030	260,000	280,625
4.15%, 4/1/2047	27,000	31,013
Southwestern Electric Power Co.
6.20%, 3/15/2040	39,000	52,830
Series J, 3.90%, 4/1/2045	65,000	68,347
Toledo Edison Co. (The) 6.15%, 5/15/2037	200,000	288,329
Union Electric Co. 3.90%, 9/15/2042	157,000	182,363

		9,557,166

Electrical Equipment — 0.1%
Legrand France SA (France) 8.50%, 2/15/2025	154,000	205,932
Rockwell Automation, Inc. 4.20%, 3/1/2049	102,000	125,702

		331,634

Electronic Equipment, Instruments & Components — 0.1%
Allegion US Holding Co., Inc.
3.20%, 10/1/2024	214,000	217,212
3.55%, 10/1/2027	126,000	126,401
FLIR Systems, Inc. 3.13%, 6/15/2021	60,000	60,928

		404,541

Energy Equipment & Services — 0.0% (d)
Helmerich & Payne, Inc.
4.65%, 3/15/2025	123,000	129,624
4.65%, 3/15/2025 (e)	30,000	31,616

		161,240

Entertainment — 0.3%
Activision Blizzard, Inc.
2.30%, 9/15/2021 (b)	87,000	88,601
2.60%, 6/15/2022	222,000	229,725
3.40%, 9/15/2026	310,000	343,860
3.40%, 6/15/2027	200,000	217,239
4.50%, 6/15/2047	138,000	170,754
Electronic Arts, Inc. 4.80%, 3/1/2026	439,000	515,859

		1,566,038

Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.
2.25%, 1/15/2022	25,000	25,549
4.70%, 3/15/2022	150,000	159,877
3.50%, 1/31/2023	30,000	31,940
3.38%, 5/15/2024	120,000	129,371
3.80%, 8/15/2029	36,000	40,430
3.70%, 10/15/2049	211,000	234,495

		621,662

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Food & Staples Retailing — 0.5%
Ahold Finance USA LLC (Netherlands) 6.88%, 5/1/2029	94,000	129,994
Koninklijke Ahold Delhaize NV (Netherlands) 5.70%, 10/1/2040	441,000	579,525
Sysco Corp.
2.60%, 6/12/2022	246,000	253,584
3.55%, 3/15/2025	105,000	110,463
3.75%, 10/1/2025	298,000	313,799
3.30%, 7/15/2026	317,000	326,810
3.25%, 7/15/2027 (b)	614,000	625,652
2.40%, 2/15/2030	265,000	248,252
5.38%, 9/21/2035	316,000	372,223
4.85%, 10/1/2045	125,000	131,089
4.50%, 4/1/2046	25,000	25,215
4.45%, 3/15/2048	50,000	50,429
3.30%, 2/15/2050	96,000	81,967

		3,249,002

Food Products — 0.1%
Flowers Foods, Inc.
4.38%, 4/1/2022	36,000	37,283
3.50%, 10/1/2026	253,000	264,304

		301,587

Gas Utilities — 0.2%
Dominion Energy Gas Holdings LLC
3.55%, 11/1/2023	48,000	51,497
3.60%, 12/15/2024	115,000	125,409
National Fuel Gas Co. 4.90%, 12/1/2021	531,000	546,148
3.75%, 3/1/2023	219,000	218,362
5.20%, 7/15/2025	50,000	51,447

		992,863

Health Care Equipment & Supplies — 0.4%
Baxter International, Inc.
1.70%, 8/15/2021	133,000	134,822
2.60%, 8/15/2026	360,000	388,037
3.50%, 8/15/2046	120,000	131,952
Danaher Corp. 3.35%, 9/15/2025	50,000	55,011
DH Europe Finance II SARL 2.05%, 11/15/2022	70,000	71,859
Edwards Lifesciences Corp. 4.30%, 6/15/2028	447,000	527,010
Koninklijke Philips NV (Netherlands)
6.88%, 3/11/2038	288,000	424,512
5.00%, 3/15/2042	596,000	743,451

		2,476,654

Health Care Providers & Services — 0.2%
AmerisourceBergen Corp.
3.50%, 11/15/2021	357,000	369,696
3.40%, 5/15/2024	98,000	104,768

Investments	Principal Amount($)	Value($)
3.25%, 3/1/2025	55,000	58,972
3.45%, 12/15/2027	429,000	474,343
4.25%, 3/1/2045	43,000	46,837
4.30%, 12/15/2047	175,000	190,336

		1,244,952

Hotels, Restaurants & Leisure — 0.6%
Choice Hotels International, Inc. 3.70%, 12/1/2029	84,000	78,207
Darden Restaurants, Inc.
3.85%, 5/1/2027	255,000	255,793
4.55%, 2/15/2048	100,000	91,586
Starbucks Corp.
2.70%, 6/15/2022	300,000	311,063
3.10%, 3/1/2023 (b)	248,000	263,549
3.85%, 10/1/2023	41,000	44,691
2.45%, 6/15/2026	61,000	64,752
2.00%, 3/12/2027	120,000	121,973
3.50%, 3/1/2028	100,000	109,368
4.00%, 11/15/2028	55,000	62,373
3.55%, 8/15/2029	1,149,000	1,270,280
2.25%, 3/12/2030	446,000	446,145
2.55%, 11/15/2030	25,000	25,557
4.30%, 6/15/2045	175,000	196,845
3.75%, 12/1/2047	101,000	106,540
4.50%, 11/15/2048	20,000	23,145
3.35%, 3/12/2050	164,000	163,077

		3,634,944

Household Durables — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	100,000	108,340
NVR, Inc.
3.95%, 9/15/2022	230,000	245,224
3.00%, 5/15/2030	82,000	82,899

		436,463

Household Products — 0.3%
Church & Dwight Co., Inc.
2.45%, 8/1/2022	109,000	112,285
2.88%, 10/1/2022	34,000	35,299
3.15%, 8/1/2027	189,000	203,812
3.95%, 8/1/2047	240,000	273,601
Clorox Co. (The)
3.05%, 9/15/2022	400,000	420,053
3.50%, 12/15/2024	685,000	756,494
3.90%, 5/15/2028 (b)	79,000	92,253

		1,893,797

Independent Power and Renewable Electricity Producers — 0.0% (d)
Enel Generacion Chile SA (Chile) 4.25%, 4/15/2024	224,000	236,176

Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.
3.75%, 11/15/2022	217,000	224,456
3.50%, 12/1/2024	100,000	105,413
3.75%, 12/1/2027	298,000	313,308
2.75%, 3/1/2030	120,000	118,158

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 6/15/2023	367,000	396,359
3.75%, 8/21/2028	100,000	109,528
5.75%, 6/15/2043	100,000	131,687
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/1/2024	139,000	149,962
3.50%, 3/21/2026	25,000	26,973
3.80%, 3/21/2029	247,000	272,707
4.65%, 11/1/2044	25,000	28,674
4.50%, 3/21/2049	30,000	34,223
Pentair Finance SARL 4.50%, 7/1/2029	129,000	138,315

		2,049,763

Interactive Media & Services — 0.3%
Alphabet, Inc.
3.38%, 2/25/2024	422,000	469,168
2.00%, 8/15/2026	1,004,000	1,086,641

		1,555,809

Internet & Direct Marketing Retail — 0.7%
Alibaba Group Holding Ltd. (China)
4.50%, 11/28/2034	200,000	245,222
4.00%, 12/6/2037	835,000	962,278
4.40%, 12/6/2057	1,600,000	1,994,111
Booking Holdings, Inc.
2.75%, 3/15/2023	360,000	373,675
3.65%, 3/15/2025	126,000	135,554
3.60%, 6/1/2026	59,000	63,050
3.55%, 3/15/2028	110,000	115,176
4.63%, 4/13/2030	70,000	80,096

		3,969,162

IT Services — 0.4%
Broadridge Financial Solutions, Inc.
3.40%, 6/27/2026	310,000	339,249
2.90%, 12/1/2029	126,000	132,270
Genpact Luxembourg SARL 3.70%, 4/1/2022(f)	200,000	203,730
Mastercard, Inc.
2.00%, 11/21/2021	100,000	102,348
3.38%, 4/1/2024	60,000	66,251
2.95%, 11/21/2026	75,000	83,589
3.50%, 2/26/2028	110,000	126,687
2.95%, 6/1/2029	153,000	171,732
3.35%, 3/26/2030	126,000	145,887
3.80%, 11/21/2046	621,000	775,216
3.95%, 2/26/2048	180,000	223,603
3.65%, 6/1/2049	217,000	260,598

		2,631,160

Investments	Principal Amount($)	Value($)
Leisure Products — 0.0%(d)
Hasbro, Inc.
3.55%, 11/19/2026	60,000	61,729
3.50%, 9/15/2027(b)	80,000	80,442
3.90%, 11/19/2029	30,000	30,065
6.35%, 3/15/2040	59,000	67,149

		239,385

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.
3.20%, 10/1/2022	118,000	122,948
3.88%, 7/15/2023	309,000	333,308
3.05%, 9/22/2026	40,000	42,989
2.75%, 9/15/2029	260,000	275,002

		774,247

Machinery — 0.1%
IDEX Corp.
4.20%, 12/15/2021	50,000	51,205
3.00%, 5/1/2030	295,000	302,809
Oshkosh Corp. 3.10%, 3/1/2030	125,000	121,103

		475,117

Metals & Mining — 2.3%
Barrick Gold Corp. (Canada) 5.25%, 4/1/2042	102,000	133,575
Barrick North America Finance LLC (Canada)
5.70%, 5/30/2041	240,000	318,972
5.75%, 5/1/2043	772,000	1,070,882
Barrick PD Australia Finance Pty. Ltd. (Canada) 5.95%, 10/15/2039	220,000	296,622
Kinross Gold Corp. (Canada)
5.13%, 9/1/2021	500,000	516,252
5.95%, 3/15/2024	75,000	83,798
4.50%, 7/15/2027	42,000	45,946
Newmont Corp.
3.63%, 6/9/2021	188,000	190,990
3.50%, 3/15/2022	425,000	434,883
3.70%, 3/15/2023	128,000	132,238
2.80%, 10/1/2029	338,000	351,824
2.25%, 10/1/2030	156,000	155,693
5.88%, 4/1/2035	314,000	420,715
6.25%, 10/1/2039	101,000	141,596
4.88%, 3/15/2042	150,000	183,168
5.45%, 6/9/2044	350,000	461,875
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	114,000	121,300
Rio Tinto Alcan, Inc. (Canada)
7.25%, 3/15/2031	107,000	153,329
6.13%, 12/15/2033	90,000	126,665
5.75%, 6/1/2035	71,000	98,862
Rio Tinto Finance USA Ltd. (Australia)
3.75%, 6/15/2025	550,000	627,099
5.20%, 11/2/2040	480,000	656,001

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Rio Tinto Finance USA plc (Australia)
4.75%, 3/22/2042	90,000	117,476
4.13%, 8/21/2042	1,300,000	1,599,518
Southern Copper Corp. (Peru)
3.50%, 11/8/2022	25,000	25,843
3.88%, 4/23/2025	570,000	607,490
5.25%, 11/8/2042	200,000	224,496
5.88%, 4/23/2045	1,097,000	1,317,003
Vale Overseas Ltd. (Brazil)
6.25%, 8/10/2026	570,000	652,577
6.88%, 11/21/2036	125,000	156,382
6.88%, 11/10/2039(b)	263,000	329,750
Vale SA (Brazil) 5.63%, 9/11/2042	1,901,000	2,103,206

		13,856,026

Multiline Retail — 0.3%
Dollar General Corp.
3.25%, 4/15/2023	391,000	415,802
4.15%, 11/1/2025	259,000	297,326
3.88%, 4/15/2027	120,000	135,147
4.13%, 5/1/2028	230,000	263,351
3.50%, 4/3/2030	300,000	335,810
4.13%, 4/3/2050	100,000	119,300

		1,566,736

Multi-Utilities — 0.2%
Dominion Energy, Inc.
Series C, 2.00%, 8/15/2021	513,000	519,993
Series B, 2.75%, 9/15/2022(b)	300,000	309,898
3.90%, 10/1/2025	25,000	27,796
Series D, 2.85%, 8/15/2026	55,000	57,995
4.25%, 6/1/2028	25,000	28,292
Series C, 3.38%, 4/1/2030	26,000	28,422
Series E, 6.30%, 3/15/2033	127,000	164,262
Series F, 5.25%, 8/1/2033	25,000	29,228
Series B, 5.95%, 6/15/2035	50,000	63,464
Series A, 4.60%, 3/15/2049	102,000	123,934

		1,353,284

Oil, Gas & Consumable Fuels — 3.0%
Burlington Resources LLC
7.20%, 8/15/2031	39,000	54,730
5.95%, 10/15/2036	401,000	536,208
Conoco Funding Co. 7.25%, 10/15/2031	151,000	212,888
ConocoPhillips
5.90%, 10/15/2032	86,000	117,386
6.50%, 2/1/2039(b)	50,000	72,810
ConocoPhillips Co.
2.40%, 12/15/2022	435,000	449,504
3.35%, 11/15/2024(b)	197,000	214,219
4.95%, 3/15/2026	300,000	356,114
4.30%, 11/15/2044(b)	788,000	946,566
ConocoPhillips Holding Co. 6.95%, 4/15/2029	132,000	181,143

Investments	Principal Amount($)	Value($)
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	55,000	59,493
4.13%, 1/16/2025	80,000	81,172
7.38%, 9/18/2043	25,000	29,515
5.88%, 5/28/2045	87,000	90,768
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	160,000	193,605
Equinor ASA (Norway)
3.15%, 1/23/2022	60,000	62,245
2.45%, 1/17/2023	63,000	65,635
2.65%, 1/15/2024	214,000	225,585
3.70%, 3/1/2024	40,000	43,815
3.63%, 9/10/2028	40,000	45,458
3.70%, 4/6/2050	58,000	66,046
HollyFrontier Corp. 5.88%, 4/1/2026	633,000	684,206
Magellan Midstream Partners LP
5.00%, 3/1/2026	522,000	591,933
4.25%, 9/15/2046	100,000	100,400
4.20%, 10/3/2047	50,000	50,525
4.85%, 2/1/2049	26,000	28,618
3.95%, 3/1/2050	1,000,000	1,015,209
Nexen, Inc. (China)
7.88%, 3/15/2032	135,000	205,292
5.88%, 3/10/2035	29,000	39,843
7.50%, 7/30/2039	40,000	63,914
Petroleos Mexicanos (Mexico) 6.95%, 1/28/2060(e)	21,000	16,121
Phillips 66
4.30%, 4/1/2022	1,000,000	1,060,061
3.70%, 4/6/2023	165,000	176,317
3.90%, 3/15/2028(b)	1,142,000	1,274,428
4.65%, 11/15/2034	465,000	564,231
5.88%, 5/1/2042	191,000	261,195
4.88%, 11/15/2044	240,000	296,966
Phillips 66 Partners LP
2.45%, 12/15/2024	30,000	29,498
3.61%, 2/15/2025(b)	71,000	74,221
3.55%, 10/1/2026	314,000	330,995
3.75%, 3/1/2028	30,000	30,636
3.15%, 12/15/2029	140,000	137,319
4.68%, 2/15/2045	435,000	442,654
4.90%, 10/1/2046	200,000	211,631
Pioneer Natural Resources Co. 4.45%, 1/15/2026	343,000	377,101
Suncor Energy, Inc. (Canada)
3.60%, 12/1/2024	500,000	527,688
5.95%, 5/15/2035	35,000	40,590
4.00%, 11/15/2047	2,260,000	2,311,601
Tosco Corp. 8.13%, 2/15/2030	26,000	37,365
Valero Energy Corp. 2.70%, 4/15/2023	145,000	149,880

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
3.65%, 3/15/2025(b)	519,000	560,597
2.85%, 4/15/2025	150,000	157,442
3.40%, 9/15/2026	905,000	963,072
4.35%, 6/1/2028	199,000	220,763
4.00%, 4/1/2029	191,000	210,232
7.50%, 4/15/2032	172,000	229,821
6.63%, 6/15/2037	101,000	130,710
4.90%, 3/15/2045(b)	96,000	111,455
Valero Energy Partners LP
4.38%, 12/15/2026(b)	279,000	306,867
4.50%, 3/15/2028	248,000	273,342

		18,399,644

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The)
2.00%, 12/1/2024	50,000	52,592
3.15%, 3/15/2027	160,000	176,396
2.38%, 12/1/2029	27,000	28,675
2.60%, 4/15/2030	43,000	46,497
6.00%, 5/15/2037	130,000	183,738
4.38%, 6/15/2045	166,000	208,229
4.15%, 3/15/2047(b)	125,000	154,102
3.13%, 12/1/2049	303,000	323,380

		1,173,609

Pharmaceuticals — 1.6%
Bristol-Myers Squibb Co.
2.75%, 2/15/2023(e)	464,000	488,161
3.40%, 7/26/2029(e)	781,000	894,706
4.13%, 6/15/2039(e)	537,000	677,543
3.25%, 8/1/2042	360,000	405,951
5.00%, 8/15/2045(e)	70,000	96,714
4.55%, 2/20/2048(e)	69,000	91,954
4.25%, 10/26/2049(e)	555,000	731,530
Johnson & Johnson
2.25%, 3/3/2022	111,000	114,636
2.63%, 1/15/2025	50,000	54,574
2.45%, 3/1/2026	29,000	31,725
2.90%, 1/15/2028	220,000	247,406
6.95%, 9/1/2029	50,000	73,773
4.38%, 12/5/2033	227,000	296,817
3.55%, 3/1/2036	192,000	225,262
3.63%, 3/3/2037	170,000	203,180
5.95%, 8/15/2037	25,000	37,229
3.40%, 1/15/2038	286,000	334,643
4.50%, 9/1/2040	40,000	52,168
4.50%, 12/5/2043	25,000	34,424
3.70%, 3/1/2046	699,000	864,600
3.75%, 3/3/2047	56,000	70,279
3.50%, 1/15/2048	727,000	884,454
Sanofi (France) 3.63%, 6/19/2028	47,000	55,642
Zoetis, Inc.
3.25%, 8/20/2021	314,000	321,555
3.25%, 2/1/2023	288,000	302,800

Investments	Principal Amount($)	Value($)
4.50%, 11/13/2025	45,000	51,703
3.00%, 9/12/2027	594,000	648,401
3.90%, 8/20/2028	497,000	577,258
4.70%, 2/1/2043	219,000	282,180
3.95%, 9/12/2047	154,000	179,080
4.45%, 8/20/2048	109,000	136,728
3.00%, 5/15/2050	78,000	80,960

		9,548,036

Professional Services — 0.6%
Thomson Reuters Corp. (Canada)
4.30%, 11/23/2023	152,000	165,740
3.35%, 5/15/2026	130,000	137,734
5.50%, 8/15/2035	100,000	121,754
5.85%, 4/15/2040	25,000	30,742
5.65%, 11/23/2043	1,438,000	1,851,440
Verisk Analytics, Inc.
4.13%, 9/12/2022	100,000	106,917
4.00%, 6/15/2025	350,000	386,786
3.63%, 5/15/2050	502,000	535,800

		3,336,913

Semiconductors & Semiconductor Equipment — 1.1%
Maxim Integrated Products, Inc.
3.38%, 3/15/2023	98,000	102,087
3.45%, 6/15/2027	160,000	170,299
Micron Technology, Inc.
2.50%, 4/24/2023	365,000	375,078
4.64%, 2/6/2024	421,000	462,409
4.98%, 2/6/2026	493,000	553,307
5.33%, 2/6/2029	56,000	64,560
4.66%, 2/15/2030	210,000	237,189
NVIDIA Corp.
3.20%, 9/16/2026	200,000	225,192
2.85%, 4/1/2030	459,000	503,189
3.50%, 4/1/2040	177,000	201,677
3.50%, 4/1/2050	226,000	259,763
3.70%, 4/1/2060	1,153,000	1,364,137
Texas Instruments, Inc.
2.25%, 5/1/2023(b)	65,000	68,714
2.63%, 5/15/2024	40,000	42,799
2.90%, 11/3/2027	230,000	259,053
2.25%, 9/4/2029	25,000	26,570
3.88%, 3/15/2039	695,000	882,383
4.15%, 5/15/2048	700,000	919,621

		6,718,027

Software — 0.1%
Cadence Design Systems, Inc. 4.38%, 10/15/2024	194,000	212,969
Citrix Systems, Inc.
4.50%, 12/1/2027	385,000	430,953
3.30%, 3/1/2030	142,000	146,353

		790,275

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Specialty Retail — 0.5%
Best Buy Co., Inc. 4.45%, 10/1/2028	557,000	617,339
Ross Stores, Inc.
4.70%, 4/15/2027	535,000	603,973
5.45%, 4/15/2050	124,000	154,821
TJX Cos., Inc. (The)
2.75%, 6/15/2021	236,000	240,298
2.50%, 5/15/2023	305,000	317,942
2.25%, 9/15/2026	440,000	463,276
3.75%, 4/15/2027	100,000	113,087
3.88%, 4/15/2030	255,000	299,351
4.50%, 4/15/2050	240,000	305,253

		3,115,340

Technology Hardware, Storage & Peripherals — 0.2%
Seagate HDD Cayman
4.25%, 3/1/2022	552,000	568,422
4.75%, 6/1/2023	540,000	569,751
4.75%, 1/1/2025	107,000	113,656
4.88%, 6/1/2027	50,000	53,159
5.75%, 12/1/2034	77,000	81,390

		1,386,378

Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc.
2.25%, 5/1/2023	72,000	75,880
2.38%, 11/1/2026	125,000	136,735
3.63%, 5/1/2043	306,000	354,740
3.88%, 11/1/2045	80,000	98,212
3.38%, 11/1/2046	566,000	643,873
3.38%, 3/27/2050	100,000	115,869

		1,425,309

TOTAL CORPORATE BONDS (Cost $162,190,360)		166,302,384

MORTGAGE-BACKED SECURITIES — 26.9%
FHLMC Gold Pools, 15 Year
Pool # G14541, 2.50%, 8/1/2022	17,572	18,365
Pool # J10548, 4.00%, 8/1/2024	50,509	53,655
Pool # J15449, 4.00%, 5/1/2026	182,252	193,920
Pool # G14781, 3.50%, 3/1/2027	105,963	112,112
Pool # G15201, 4.00%, 5/1/2027	48,592	51,618
Pool # J20129, 2.50%, 8/1/2027	24,968	26,134
Pool # G15438, 4.00%, 9/1/2027	33,664	35,777

Investments	Principal Amount($)	Value($)
Pool # G15602, 2.50%, 11/1/2027	114,877	120,611
Pool # E09028, 2.00%, 3/1/2028	168,304	174,014
Pool # J23362, 2.00%, 4/1/2028	159,838	165,261
Pool # G18466, 2.00%, 5/1/2028	24,262	25,085
Pool # G18465, 2.50%, 5/1/2028	47,138	49,367
Pool # G16762, 3.50%, 12/1/2028	46,042	48,679
Pool # G15601, 2.50%, 1/1/2029	100,858	106,071
Pool # G14957, 3.50%, 1/1/2029	212,926	226,700
Pool # G15093, 3.00%, 4/1/2029	255,260	271,158
Pool # G16570, 4.00%, 7/1/2029	33,347	35,425
Pool # G18540, 2.50%, 2/1/2030	65,031	68,212
Pool # G18556, 2.50%, 6/1/2030	77,432	81,220
Pool # V60840, 3.00%, 6/1/2030	18,822	20,062
Pool # G16622, 3.00%, 11/1/2030	76,536	80,871
Pool # G16019, 3.50%, 12/1/2030	40,793	43,113
Pool # J33545, 3.00%, 1/1/2031	186,526	198,879
Pool # G16044, 2.50%, 1/1/2032	200,285	210,047
Pool # J36524, 3.00%, 3/1/2032	229,558	242,427
Pool # J36660, 3.00%, 3/1/2032	146,161	155,862
Pool # J38270, 2.50%, 1/1/2033	699,332	733,382
Pool # G16568, 2.50%, 4/1/2033	298,059	312,571
Pool # G18706, 3.00%, 9/1/2033	30,281	31,959
Pool # G18736, 3.00%, 6/1/2034	86,363	91,018
FHLMC Gold Pools, 20 Year
Pool # G30585, 4.00%, 2/1/2032	26,132	28,475
Pool # C91447, 3.50%, 5/1/2032	54,950	58,782
Pool # K90941, 3.50%, 8/1/2033	79,289	85,165

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # C91911, 2.50%, 1/1/2037	33,817	35,169
Pool # C91925, 3.50%, 4/1/2037	644,270	684,989
Pool # C91974, 4.00%, 11/1/2037	260,580	278,540
Pool # C92000, 4.00%, 6/1/2038	105,942	113,028
FHLMC Gold Pools, 30 Year
Pool # V81680, 4.50%, 12/1/2034	139,586	156,420
Pool # A30892, 5.00%, 1/1/2035	147,429	169,539
Pool # A34212, 6.00%, 4/1/2035	23,430	25,777
Pool # A39210, 5.50%, 10/1/2035	47,891	55,838
Pool # V83754, 5.50%, 1/1/2036	60,911	70,886
Pool # A82255, 5.50%, 9/1/2036	126,228	146,898
Pool # A89760, 4.50%, 12/1/2039	49,419	55,379
Pool # A92197, 5.00%, 5/1/2040	124,568	142,441
Pool # G06856, 6.00%, 5/1/2040	18,868	22,393
Pool # A93359, 4.00%, 8/1/2040	36,294	39,894
Pool # G06222, 4.00%, 1/1/2041	566,549	622,699
Pool # G07794, 5.50%, 6/1/2041	19,437	22,406
Pool # Q03514, 4.50%, 9/1/2041	132,861	148,963
Pool # Q03516, 4.50%, 9/1/2041	51,455	57,691
Pool # Q04088, 3.50%, 10/1/2041	58,046	63,037
Pool # Q04688, 4.00%, 11/1/2041	23,449	25,779
Pool # G08477, 3.50%, 2/1/2042	20,324	22,071
Pool # Q06771, 3.00%, 3/1/2042	74,812	80,051
Pool # C03858, 3.50%, 4/1/2042	166,562	181,066
Pool # Q08646, 3.50%, 6/1/2042	53,151	57,725
Pool # Q11220, 3.50%, 9/1/2042	205,291	222,957
Pool # Q13477, 3.00%, 12/1/2042	219,852	235,246

Investments	Principal Amount($)	Value($)
Pool # Q14321, 3.00%, 12/1/2042	61,346	65,642
Pool # C04420, 3.00%, 1/1/2043	313,987	335,984
Pool # Q14694, 3.00%, 1/1/2043	2,168,805	2,352,380
Pool # G61723, 3.50%, 1/1/2043	133,460	148,399
Pool # Q15020, 4.00%, 1/1/2043	45,571	50,069
Pool # C09031, 2.50%, 2/1/2043	195,418	206,014
Pool # C09029, 3.00%, 3/1/2043	347,291	371,608
Pool # Q17370, 3.00%, 4/1/2043	235,450	256,179
Pool # V80026, 3.00%, 4/1/2043	94,851	101,482
Pool # Q17374, 4.00%, 4/1/2043	151,729	171,854
Pool # Q20542, 3.00%, 7/1/2043	85,298	91,260
Pool # C09044, 3.50%, 7/1/2043	37,912	41,159
Pool # G62033, 4.00%, 11/1/2043	262,514	289,366
Pool # G08585, 3.50%, 5/1/2044	29,030	31,198
Pool # G08599, 3.50%, 8/1/2044	131,608	141,437
Pool # Q27903, 4.00%, 8/1/2044	171,254	186,297
Pool # Z40090, 4.50%, 9/1/2044	71,112	78,810
Pool # G60183, 4.00%, 12/1/2044	67,622	74,510
Pool # Q30868, 3.50%, 1/1/2045	160,589	172,582
Pool # G61617, 4.50%, 1/1/2045	39,787	44,852
Pool # Q32241, 3.50%, 3/1/2045	47,411	50,871
Pool # Q33006, 3.50%, 4/1/2045	57,191	61,365
Pool # V81760, 4.00%, 5/1/2045	43,865	47,623
Pool # Q33870, 3.50%, 6/1/2045	332,426	356,692
Pool # Q34508, 3.50%, 6/1/2045	1,255,618	1,347,223
Pool # G08651, 4.00%, 6/1/2045	264,115	286,732

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # G08653, 3.00%, 7/1/2045	129,588	137,256
Pool # Q35460, 3.50%, 8/1/2045	208,076	225,957
Pool # Q35223, 4.00%, 8/1/2045	28,820	31,033
Pool # G08669, 4.00%, 9/1/2045	456,856	495,977
Pool # G60480, 4.50%, 11/1/2045	170,450	188,910
Pool # G08697, 3.00%, 3/1/2046	1,101,253	1,165,054
Pool # Q39844, 3.50%, 4/1/2046	324,939	347,192
Pool # G61260, 4.50%, 4/1/2046	48,263	53,869
Pool # Q40378, 3.00%, 5/1/2046	193,107	204,294
Pool # G08710, 3.00%, 6/1/2046	33,863	35,825
Pool # Q42045, 3.50%, 7/1/2046	52,872	57,672
Pool # G08724, 2.50%, 9/1/2046	31,830	33,316
Pool # G61070, 3.00%, 9/1/2046	784,562	839,384
Pool # G61730, 3.00%, 9/1/2046	272,425	291,461
Pool # G61537, 3.50%, 9/1/2046	121,537	130,404
Pool # Q42921, 3.50%, 9/1/2046	186,875	203,841
Pool # G61235, 4.50%, 9/1/2046	56,069	62,892
Pool # G60722, 3.00%, 10/1/2046	96,025	102,582
Pool # Q44608, 4.00%, 10/1/2046	132,044	142,412
Pool # Q43892, 4.50%, 10/1/2046	134,527	153,359
Pool # G08736, 2.50%, 12/1/2046	26,343	27,574
Pool # G08737, 3.00%, 12/1/2046	457,706	484,223
Pool # G08747, 3.00%, 2/1/2047	461,905	488,665
Pool # G61623, 3.00%, 4/1/2047	61,132	64,747
Pool # G60985, 3.00%, 5/1/2047	229,439	246,832
Pool # G60996, 3.50%, 5/1/2047	103,644	112,406

Investments	Principal Amount($)	Value($)
Pool # Q47884, 4.00%, 5/1/2047	59,934	64,212
Pool # Q49796, 3.50%, 8/1/2047	244,989	266,212
Pool # G08775, 4.00%, 8/1/2047	115,537	123,784
Pool # V83480, 3.50%, 10/1/2047	39,821	42,516
Pool # Q51779, 4.00%, 10/1/2047	144,033	154,314
Pool # G61465, 4.50%, 11/1/2047	292,567	317,245
Pool # G08791, 3.00%, 12/1/2047	418,405	440,871
Pool # G61681, 3.00%, 12/1/2047	21,739	22,906
Pool # Q52866, 3.00%, 12/1/2047	56,023	60,490
Pool # G08793, 4.00%, 12/1/2047	104,799	112,280
Pool # G08796, 3.50%, 1/1/2048	41,481	44,004
Pool # Q53751, 3.50%, 1/1/2048	440,941	467,760
Pool # Q53872, 4.00%, 1/1/2048	133,168	144,990
Pool # G08799, 3.00%, 2/1/2048	834,051	878,834
Pool # G08800, 3.50%, 2/1/2048	177,353	188,140
Pool # G08812, 3.00%, 4/1/2048	96,126	101,110
Pool # G61866, 4.00%, 6/1/2048	92,970	101,460
Pool # G08829, 3.00%, 7/1/2048	113,134	118,999
Pool # G08823, 3.50%, 7/1/2048	398,446	420,022
Pool # Q57420, 4.50%, 7/1/2048	83,855	90,946
Pool # G08835, 3.50%, 9/1/2048	327,649	345,392
Pool # Q58587, 3.50%, 9/1/2048	43,878	46,254
Pool # Q58632, 3.50%, 9/1/2048	28,271	29,942
Pool # G08837, 4.50%, 9/1/2048	16,660	17,996
Pool # G08841, 3.50%, 10/1/2048	63,491	66,929
Pool # G08842, 4.00%, 10/1/2048	373,750	397,015

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # G61737, 3.50%, 11/1/2048	503,014	543,467
Pool # Q59812, 4.00%, 11/1/2048	31,611	33,578
Pool # V84897, 4.00%, 11/1/2048	124,807	133,240
Pool # G61885, 4.50%, 11/1/2048	85,680	92,551
Pool # Q59805, 4.50%, 11/1/2048	191,643	207,010
Pool # Q62573, 3.50%, 12/1/2048	318,557	335,806
Pool # G08853, 4.50%, 12/1/2048	60,620	65,481
Pool # Q62234, 4.50%, 12/1/2048	288,236	314,371
Pool # G67718, 4.00%, 1/1/2049	29,270	31,742
Pool # G08862, 4.00%, 2/1/2049	102,362	108,734
Pool # Q61349, 4.00%, 2/1/2049	234,094	248,933
Pool # Q61487, 4.00%, 2/1/2049	90,046	97,411
Pool # G08875, 3.00%, 3/1/2049	95,274	100,213
Pool # V85252, 3.50%, 3/1/2049	240,663	257,566
Pool # Q63195, 3.00%, 4/1/2049	147,197	154,730
Pool # G08872, 4.00%, 4/1/2049	48,554	51,632
Pool # G08874, 5.00%, 4/1/2049	36,440	39,849
Pool # Q63756, 3.00%, 5/1/2049	197,459	211,124
Pool # G08876, 3.50%, 5/1/2049	206,767	217,740
Pool # Q63474, 4.00%, 5/1/2049	68,078	72,697
Pool # Q63595, 4.00%, 5/1/2049	140,722	150,255
Pool # G08887, 3.00%, 6/1/2049	145,537	152,734
Pool # G08881, 3.50%, 6/1/2049	256,915	270,548
Pool # G08882, 4.00%, 6/1/2049	103,010	109,540
FHLMC UMBS, 15 Year
Pool # ZS8368, 4.50%, 3/1/2024	136,940	142,764
Pool # ZK2080, 4.00%, 1/1/2025	122,868	130,541

Investments	Principal Amount($)	Value($)
Pool # ZA2587, 4.00%, 9/1/2025	25,252	26,879
Pool # ZK2723, 3.50%, 11/1/2025	43,343	45,889
Pool # ZA2599, 3.00%, 12/1/2025	31,406	33,114
Pool # ZK3540, 3.00%, 9/1/2026	183,488	193,762
Pool # ZS8460, 3.00%, 4/1/2027	42,726	45,101
Pool # SB0031, 3.50%, 10/1/2027	81,620	86,250
Pool # ZS7751, 3.00%, 1/1/2029	244,673	259,588
Pool # SB0071, 2.50%, 5/1/2030	65,148	68,180
Pool # ZS7331, 3.00%, 12/1/2030	47,729	50,866
Pool # SB0077, 3.50%, 10/1/2034	196,458	207,324
Pool # SB8031, 2.50%, 2/1/2035	436,567	456,782
Pool # QN2407, 2.00%, 6/1/2035	240,000	247,836
FHLMC UMBS, 20 Year
Pool # ZS9058, 5.00%, 11/1/2031	44,235	48,666
Pool # ZA2277, 3.00%, 9/1/2032	150,126	158,976
Pool # ZJ9491, 3.50%, 12/1/2032	30,922	33,199
Pool # RB5001, 3.50%, 7/1/2039	67,754	71,744
Pool # SC0014, 3.00%, 10/1/2039	27,656	29,130
Pool # RB5026, 2.50%, 11/1/2039	140,046	145,509
Pool # RB5032, 2.50%, 2/1/2040	97,388	101,188
Pool # RB5043, 2.50%, 4/1/2040 (g)	239,762	249,285
Pool # RB5048, 2.50%, 5/1/2040	218,181	226,846
FHLMC UMBS, 30 Year
Pool # ZI3765, 5.50%, 11/1/2035	48,910	57,004
Pool # ZS2546, 5.00%, 2/1/2039	35,666	41,004
Pool # ZI9396, 5.50%, 11/1/2039	72,158	83,341
Pool # ZJ0449, 4.00%, 9/1/2040	47,390	52,072

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # ZL3548, 3.50%, 8/1/2042	217,943	236,624
Pool # ZA6807, 4.50%, 8/1/2042	117,148	131,605
Pool # ZS3712, 3.50%, 4/1/2043	252,314	280,469
Pool # ZS4077, 3.50%, 1/1/2044	38,091	41,844
Pool # ZL8869, 3.50%, 12/1/2044	56,435	61,256
Pool # ZS4596, 3.50%, 12/1/2044	23,780	25,548
Pool # ZL9010, 3.50%, 1/1/2045	26,211	28,450
Pool # ZS4609, 3.00%, 4/1/2045	109,843	116,309
Pool # ZM0037, 3.50%, 8/1/2045	408,623	438,307
Pool # ZS9809, 4.50%, 9/1/2045	50,742	56,218
Pool # ZA4628, 4.00%, 3/1/2046	84,231	92,820
Pool # ZS9743, 4.00%, 5/1/2046	438,396	475,824
Pool # SD0073, 4.50%, 6/1/2046	143,813	160,405
Pool # ZM1621, 4.50%, 9/1/2046	205,898	237,221
Pool # SD0146, 3.00%, 11/1/2046	392,827	415,482
Pool # ZM2209, 3.50%, 12/1/2046	422,174	451,196
Pool # ZA4816, 4.00%, 2/1/2047	63,940	69,834
Pool # ZM3134, 3.50%, 5/1/2047	226,605	244,749
Pool # ZT0132, 4.00%, 5/1/2047	444,331	479,673
Pool # SD0225, 3.00%, 12/1/2047	1,173,515	1,245,511
Pool # ZS4750, 3.00%, 1/1/2048	83,900	88,379
Pool # ZM6887, 3.00%, 5/1/2048	198,518	208,748
Pool # ZS4777, 3.50%, 7/1/2048	22,352	23,556
Pool # ZM7669, 3.50%, 8/1/2048	179,720	195,078
Pool # ZA5677, 4.00%, 9/1/2048	103,269	110,224
Pool # ZT1597, 3.00%, 12/1/2048	69,652	73,242

Investments	Principal Amount($)	Value($)
Pool # ZA6286, 4.00%, 2/1/2049	563,756	608,676
Pool # ZT1776, 3.50%, 3/1/2049	122,438	128,899
Pool # ZN5087, 4.00%, 4/1/2049	350,766	376,585
Pool # ZT1864, 4.00%, 4/1/2049	16,398	17,434
Pool # ZT1951, 3.50%, 5/1/2049	41,230	43,406
Pool # ZT1952, 4.00%, 5/1/2049	250,505	266,330
Pool # QA4907, 3.00%, 6/1/2049	347,930	366,581
Pool # ZT2086, 3.50%, 6/1/2049	222,124	233,845
Pool # ZT2087, 4.00%, 6/1/2049	99,850	106,158
Pool # SD0040, 3.00%, 7/1/2049	127,828	134,374
Pool # SD7502, 3.50%, 7/1/2049	375,718	403,489
Pool # SD8001, 3.50%, 7/1/2049	78,379	82,596
Pool # SD7501, 4.00%, 7/1/2049	200,407	219,304
Pool # QA1790, 3.00%, 8/1/2049	215,108	226,123
Pool # QA1997, 3.00%, 8/1/2049	66,631	70,043
Pool # SD8005, 3.50%, 8/1/2049	275,755	290,593
Pool # SD8006, 4.00%, 8/1/2049	148,818	158,405
Pool # SD8014, 5.00%, 8/1/2049	412,711	450,844
Pool # SD8016, 3.00%, 10/1/2049	77,876	81,864
Pool # SD8023, 2.50%, 11/1/2049	25,607	26,558
Pool # SD8025, 3.50%, 11/1/2049	713,203	751,579
Pool # QA7416, 3.00%, 2/1/2050	1,766,263	1,859,001
Pool # RA2116, 3.00%, 2/1/2050	1,237,421	1,311,242
Pool # SD0303, 2.50%, 4/1/2050	1,227,646	1,285,293
Pool # SD8080, 2.00%, 6/1/2050	100,000	102,078
FNMA UMBS, 15 Year
Pool # AC3256, 4.50%, 9/1/2024	49,427	51,766

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # AC8711, 4.00%, 12/1/2024	463,872	492,674
Pool # AC7007, 4.50%, 1/1/2025	54,079	56,820
Pool # AL9580, 4.00%, 3/1/2025	42,085	44,698
Pool # 932724, 4.00%, 4/1/2025	17,485	18,579
Pool # AE0971, 4.00%, 5/1/2025	84,920	90,193
Pool # AH4450, 3.00%, 1/1/2026	45,236	47,698
Pool # AE0939, 3.50%, 2/1/2026	97,729	103,470
Pool # AL3042, 4.50%, 3/1/2026	24,316	25,444
Pool # AJ6632, 3.00%, 11/1/2026	97,475	102,935
Pool # AJ9357, 3.50%, 1/1/2027	215,287	228,039
Pool # BM5713, 4.50%, 1/1/2027	305,248	318,983
Pool # AK4047, 3.00%, 2/1/2027	43,197	45,586
Pool # AL4586, 4.00%, 2/1/2027	102,952	109,391
Pool # AB5095, 3.00%, 5/1/2027	37,229	39,413
Pool # AO0527, 3.00%, 5/1/2027	52,697	55,728
Pool # AO4400, 2.50%, 7/1/2027	119,386	125,248
Pool # AB5823, 3.50%, 8/1/2027	191,467	203,173
Pool # AL8138, 4.00%, 9/1/2027	58,728	62,402
Pool # AB6811, 2.50%, 10/1/2027	30,345	31,757
Pool # AQ9442, 2.00%, 12/1/2027	57,207	59,059
Pool # AB8447, 2.50%, 2/1/2028	53,651	56,147
Pool # AR4180, 2.50%, 2/1/2028	25,734	27,040
Pool # AL3802, 3.00%, 2/1/2028	166,513	175,769
Pool # AB8787, 2.00%, 3/1/2028	170,340	176,096
Pool # AP6059, 2.00%, 6/1/2028	25,156	26,006
Pool # BM5381, 3.00%, 6/1/2028	179,091	189,047

Investments	Principal Amount($)	Value($)
Pool # BM1892, 2.50%, 9/1/2028	53,355	55,983
Pool # AU6682, 3.00%, 9/1/2028	30,964	32,747
Pool # AS0761, 3.00%, 10/1/2028	68,034	71,950
Pool # AU6961, 3.00%, 10/1/2028	123,113	130,200
Pool # AL6132, 4.50%, 3/1/2029	46,257	48,638
Pool # FM1105, 2.50%, 6/1/2029	106,978	111,956
Pool # AS3345, 2.00%, 7/1/2029	18,829	19,465
Pool # MA2061, 3.00%, 10/1/2029	138,526	146,341
Pool # AL7205, 3.50%, 12/1/2029	256,868	274,225
Pool # BM4202, 3.50%, 12/1/2029	156,726	167,316
Pool # FM1465, 3.00%, 5/1/2030	303,996	322,872
Pool # 890666, 2.00%, 6/1/2030	62,523	64,635
Pool # MA2684, 3.00%, 7/1/2031	241,244	254,927
Pool # AL9418, 3.50%, 8/1/2031	88,318	94,478
Pool # BD5647, 2.00%, 11/1/2031	31,501	32,657
Pool # 890776, 3.50%, 11/1/2031	65,863	70,114
Pool # BM5490, 3.50%, 11/1/2031	45,410	48,341
Pool # BM4993, 3.50%, 3/1/2032	103,835	109,920
Pool # BM4741, 3.00%, 4/1/2032	33,137	35,044
Pool # FM1645, 3.00%, 4/1/2032	343,389	363,154
Pool # BE8694, 3.50%, 7/1/2032	85,414	91,579
Pool # MA3124, 2.50%, 9/1/2032	102,530	107,513
Pool # CA0775, 2.50%, 11/1/2032	60,193	63,346
Pool # MA3188, 3.00%, 11/1/2032	57,707	60,937
Pool # BH7081, 2.50%, 12/1/2032	109,335	114,649
Pool # BH8720, 3.50%, 12/1/2032	67,402	72,335

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # FM1161, 2.50%, 1/1/2033	87,672	92,416
Pool # FM1691, 2.50%, 1/1/2033	37,127	38,924
Pool # FM2549, 2.50%, 1/1/2033	180,092	189,653
Pool # MA3353, 4.00%, 4/1/2033	48,744	51,656
Pool # BM5716, 4.00%, 6/1/2033	206,859	221,135
Pool # MA3393, 4.00%, 6/1/2033	310,339	328,876
Pool # FM1123, 4.00%, 9/1/2033	331,097	359,745
Pool # FM2153, 4.00%, 11/1/2033	563,322	598,300
Pool # MA3547, 3.00%, 12/1/2033	23,481	24,775
Pool # BD9105, 4.00%, 1/1/2034	131,889	141,467
Pool # BM5306, 4.00%, 1/1/2034	16,285	17,519
Pool # FM1842, 3.50%, 6/1/2034	558,304	590,149
Pool # MA3764, 2.50%, 9/1/2034	33,761	35,325
Pool # MA3910, 2.00%, 1/1/2035	53,319	55,063
Pool # FM2708, 3.00%, 3/1/2035	147,019	156,678
Pool # MA3985, 3.00%, 4/1/2035	447,968	473,280
Pool # MA4014, 3.00%, 5/1/2035	264,236	279,169
FNMA UMBS, 20 Year
Pool # AE6799, 4.50%, 11/1/2030	97,709	107,289
Pool # AL4165, 4.50%, 1/1/2031	322,784	354,433
Pool # MA0885, 3.50%, 10/1/2031	66,323	71,252
Pool # AL6159, 4.50%, 1/1/2032	98,843	108,535
Pool # AB4853, 3.00%, 4/1/2032	65,463	69,318
Pool # MA1058, 3.00%, 5/1/2032	27,672	29,301
Pool # MA1165, 3.00%, 9/1/2032	156,770	166,003
Pool # MA1314, 2.50%, 1/1/2033	36,674	38,172
Pool # AL5145, 4.00%, 10/1/2033	92,542	100,814

Investments	Principal Amount($)	Value($)
Pool # AS0901, 4.00%, 11/1/2033	26,751	29,142
Pool # MA2079, 4.00%, 11/1/2034	32,158	35,034
Pool # AL8620, 3.00%, 2/1/2035	44,385	46,928
Pool # AS4442, 3.00%, 2/1/2035	135,771	143,549
Pool # MA2287, 3.00%, 6/1/2035	84,229	89,053
Pool # AL6970, 3.50%, 7/1/2035	57,759	61,847
Pool # AL7654, 3.00%, 9/1/2035	149,060	157,598
Pool # MA2508, 4.00%, 1/1/2036	113,061	123,136
Pool # FM1133, 4.00%, 6/1/2036	68,891	75,053
Pool # MA3099, 4.00%, 8/1/2037	252,861	270,111
Pool # BM5330, 2.50%, 12/1/2037	112,863	117,337
Pool # MA3215, 3.50%, 12/1/2037	21,089	22,412
Pool # MA3519, 4.00%, 11/1/2038	44,397	47,352
Pool # MA3660, 3.50%, 5/1/2039	25,946	27,473
Pool # MA3702, 3.00%, 6/1/2039	14,559	15,324
Pool # MA3683, 3.50%, 6/1/2039	101,512	107,486
Pool # FM1295, 3.50%, 8/1/2039	64,643	68,576
Pool # MA3800, 3.00%, 10/1/2039	111,131	116,965
Pool # MA3958, 3.00%, 3/1/2040	98,341	103,709
Pool # MA4046, 3.00%, 6/1/2040	25,000	26,364
FNMA UMBS, 30 Year
Pool # 254447, 6.00%, 9/1/2032	40,835	47,512
Pool # 711215, 5.50%, 6/1/2033	25,034	29,123
Pool # AA1005, 5.00%, 12/1/2033	23,513	26,850
Pool # 725232, 5.00%, 3/1/2034	19,337	22,081
Pool # 790003, 6.00%, 8/1/2034	23,460	27,741
Pool # 735503, 6.00%, 4/1/2035	67,402	79,414

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # 190360, 5.00%, 8/1/2035	54,952	63,183
Pool # 904601, 6.00%, 11/1/2036	66,173	78,997
Pool # 888538, 5.50%, 1/1/2037	38,325	44,677
Pool # AB0284, 6.00%, 2/1/2037	73,128	86,818
Pool # AL2627, 5.00%, 7/1/2037	35,738	40,809
Pool # 956965, 6.50%, 12/1/2037	21,536	24,201
Pool # BH7907, 6.50%, 12/1/2037	29,752	35,881
Pool # 961793, 5.00%, 3/1/2038	143,385	164,819
Pool # 985661, 5.50%, 6/1/2038	24,640	28,367
Pool # AU7519, 3.50%, 9/1/2038	69,706	75,664
Pool # AA7402, 4.50%, 6/1/2039	214,962	240,848
Pool # BC1637, 5.00%, 6/1/2039	82,665	95,088
Pool # AL0100, 6.00%, 10/1/2039	93,316	110,850
Pool # AC4886, 5.00%, 11/1/2039	52,086	59,725
Pool # 190399, 5.50%, 11/1/2039	160,803	185,128
Pool # AD0700, 5.50%, 1/1/2040	90,101	104,086
Pool # AS4787, 3.00%, 4/1/2040	335,168	354,895
Pool # AB1143, 4.50%, 6/1/2040	153,256	172,750
Pool # AD6938, 4.50%, 6/1/2040	203,191	227,344
Pool # AD5479, 5.00%, 6/1/2040	59,410	67,907
Pool # AB1259, 5.00%, 7/1/2040	77,569	88,663
Pool # AB1292, 5.00%, 8/1/2040	44,175	50,492
Pool # AB1421, 5.00%, 9/1/2040	73,454	83,959
Pool # AE4142, 5.00%, 9/1/2040	58,892	67,314
Pool # AE8289, 4.00%, 12/1/2040	243,503	267,567
Pool # MA0622, 3.50%, 1/1/2041	63,926	69,311

Investments	Principal Amount($)	Value($)
Pool # AH2312, 5.00%, 1/1/2041	127,740	146,009
Pool # AE0828, 3.50%, 2/1/2041	44,632	48,392
Pool # BM3090, 3.50%, 2/1/2041	255,448	274,014
Pool # AH3804, 4.00%, 2/1/2041	47,207	51,872
Pool # AB2676, 3.50%, 4/1/2041	172,091	187,347
Pool # AL0241, 4.00%, 4/1/2041	118,880	130,628
Pool # BM3118, 6.00%, 7/1/2041	143,826	171,340
Pool # AJ2293, 4.00%, 9/1/2041	49,010	53,872
Pool # AL0933, 5.00%, 10/1/2041	179,958	205,491
Pool # AW8154, 3.50%, 1/1/2042	43,199	46,900
Pool # BD4480, 4.50%, 1/1/2042	506,192	567,420
Pool # AL1998, 4.00%, 3/1/2042	197,821	217,445
Pool # AK7028, 4.00%, 4/1/2042	155,618	170,957
Pool # AO4134, 3.50%, 6/1/2042	25,256	27,448
Pool # AO8694, 4.50%, 7/1/2042	38,771	42,518
Pool # AP4258, 3.00%, 8/1/2042	242,268	259,148
Pool # AL2417, 3.50%, 8/1/2042	179,936	195,368
Pool # AO9798, 3.50%, 8/1/2042	56,959	61,844
Pool # AP2424, 4.00%, 8/1/2042	180,124	197,878
Pool # AP3958, 3.00%, 9/1/2042	653,851	699,408
Pool # AB6632, 3.50%, 10/1/2042	295,376	320,709
Pool # AB6633, 3.50%, 10/1/2042	56,957	61,842
Pool # AB6828, 3.50%, 11/1/2042	230,759	250,788
Pool # AL3182, 3.50%, 12/1/2042	32,500	35,926
Pool # AB7580, 3.00%, 1/1/2043	220,956	236,351
Pool # AQ1104, 3.00%, 1/1/2043	61,985	66,304

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # AR0168, 3.00%, 2/1/2043	93,169	100,258
Pool # AR4239, 3.00%, 2/1/2043	65,906	70,492
Pool # AB7964, 3.50%, 2/1/2043	115,419	128,307
Pool # BM4751, 3.50%, 3/1/2043	66,795	72,524
Pool # AB8742, 4.00%, 3/1/2043	27,390	31,018
Pool # AR6770, 4.00%, 3/1/2043	27,825	30,665
Pool # AT2015, 3.00%, 4/1/2043	76,619	81,950
Pool # AT2016, 3.00%, 4/1/2043	1,164,102	1,245,107
Pool # AT2035, 3.50%, 4/1/2043	119,893	130,140
Pool # AR8293, 3.00%, 5/1/2043	527,115	563,795
Pool # AT2723, 3.00%, 5/1/2043	119,768	128,102
Pool # AB9194, 3.50%, 5/1/2043	227,999	247,798
Pool # AT8912, 3.00%, 7/1/2043	86,857	92,901
Pool # AU1629, 3.00%, 7/1/2043	178,397	190,811
Pool # BM3785, 3.50%, 7/1/2043	224,837	245,729
Pool # BM3704, 3.00%, 9/1/2043	75,630	80,892
Pool # AT2612, 3.50%, 9/1/2043	169,548	184,039
Pool # AU4256, 3.50%, 9/1/2043	59,680	64,862
Pool # AU4283, 3.50%, 9/1/2043	36,763	40,181
Pool # AL4062, 4.00%, 9/1/2043	56,297	63,154
Pool # AS0560, 4.50%, 9/1/2043	34,825	38,843
Pool # BM4635, 2.50%, 10/1/2043	297,099	312,878
Pool # AS1121, 4.00%, 11/1/2043	101,327	110,556
Pool # AL7696, 3.00%, 12/1/2043	119,190	127,484
Pool # AS1557, 4.00%, 1/1/2044	102,740	112,382
Pool # BC1737, 4.00%, 1/1/2044	196,473	215,889

Investments	Principal Amount($)	Value($)
Pool # BM5365, 4.00%, 3/1/2044	156,721	172,209
Pool # FM1744, 3.50%, 5/1/2044	52,523	58,388
Pool # AS2700, 4.00%, 6/1/2044	93,452	102,943
Pool # AW6233, 4.50%, 6/1/2044	687,860	770,818
Pool # AS2947, 4.00%, 7/1/2044	92,322	100,943
Pool # AL9072, 5.00%, 7/1/2044	142,600	162,833
Pool # AS3133, 3.50%, 8/1/2044	44,315	48,373
Pool # AL9569, 5.00%, 8/1/2044	327,615	374,097
Pool # AX0152, 4.50%, 9/1/2044	46,706	51,490
Pool # BM4620, 3.00%, 10/1/2044	186,377	199,363
Pool # AL5926, 3.50%, 10/1/2044	173,084	190,786
Pool # AS3611, 3.50%, 10/1/2044	28,070	30,641
Pool # AS3470, 4.00%, 10/1/2044	51,649	56,174
Pool # AX2491, 4.00%, 10/1/2044	19,324	21,018
Pool # AS3710, 4.00%, 11/1/2044	59,474	65,028
Pool # AS3867, 4.00%, 11/1/2044	27,128	29,661
Pool # AX4855, 4.00%, 11/1/2044	174,004	189,249
Pool # AS3935, 3.50%, 12/1/2044	943,554	1,029,959
Pool # AS4012, 3.50%, 12/1/2044	126,898	138,791
Pool # FM1746, 3.50%, 1/1/2045	175,471	193,681
Pool # AS4402, 3.50%, 2/1/2045	120,899	132,656
Pool # AS4457, 3.50%, 2/1/2045	316,700	340,276
Pool # AX7699, 3.50%, 2/1/2045	93,333	100,281
Pool # AY3671, 3.50%, 2/1/2045	104,820	116,355
Pool # FM0015, 4.00%, 2/1/2045	181,557	203,818
Pool # MA2193, 4.50%, 2/1/2045	46,427	51,420

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # AS4541, 3.00%, 3/1/2045	134,744	144,847
Pool # AZ1682, 3.50%, 4/1/2045	58,964	63,249
Pool # BM3398, 3.50%, 4/1/2045	25,594	27,920
Pool # AY8617, 3.00%, 5/1/2045	28,027	29,676
Pool # BM5471, 3.50%, 6/1/2045	612,857	669,835
Pool # AZ5985, 3.00%, 7/1/2045	169,659	183,779
Pool # AS5570, 3.50%, 8/1/2045	126,078	135,241
Pool # AS5806, 3.00%, 9/1/2045	323,515	342,557
Pool # AS5778, 3.50%, 9/1/2045	43,113	46,247
Pool # AZ2947, 4.00%, 9/1/2045	48,400	52,528
Pool # AS5851, 4.50%, 9/1/2045	36,763	40,552
Pool # AY8859, 4.00%, 10/1/2045	489,556	531,303
Pool # AS6184, 3.50%, 11/1/2045	262,252	289,101
Pool # AS6196, 3.50%, 11/1/2045	55,820	59,877
Pool # FM1869, 4.00%, 11/1/2045	159,492	173,465
Pool # FM1708, 3.00%, 12/1/2045	69,591	74,886
Pool # BA3077, 3.50%, 12/1/2045	49,614	53,862
Pool # BC0066, 3.50%, 12/1/2045	49,322	52,907
Pool # BC0676, 3.50%, 12/1/2045	93,615	100,418
Pool # FM1923, 3.50%, 1/1/2046	101,831	109,231
Pool # MA2512, 4.00%, 1/1/2046	44,589	48,392
Pool # AS6654, 3.50%, 2/1/2046	41,553	44,573
Pool # AL9128, 4.50%, 2/1/2046	45,975	51,536
Pool # AS6811, 3.00%, 3/1/2046	88,361	93,457
Pool # BM4834, 3.00%, 3/1/2046	48,499	52,376
Pool # FM1782, 4.00%, 3/1/2046	27,024	29,547

Investments	Principal Amount($)	Value($)
Pool # FM2195, 4.00%, 3/1/2046	75,254	82,719
Pool # AS7003, 3.00%, 4/1/2046	109,946	116,286
Pool # FM1370, 3.00%, 4/1/2046	38,445	40,707
Pool # FM1224, 3.50%, 4/1/2046	282,622	301,838
Pool # BC1863, 2.50%, 5/1/2046	139,851	146,354
Pool # AL8936, 4.50%, 5/1/2046	35,132	38,910
Pool # AS7198, 4.50%, 5/1/2046	259,803	288,098
Pool # BD0166, 2.50%, 6/1/2046	334,974	350,548
Pool # BM5168, 2.50%, 6/1/2046	47,269	49,819
Pool # AS7343, 3.00%, 6/1/2046	360,445	381,231
Pool # AS7376, 3.00%, 6/1/2046	585,621	619,394
Pool # AS7386, 3.50%, 6/1/2046	36,494	38,975
Pool # BM5587, 4.00%, 6/1/2046	107,343	117,120
Pool # AS7660, 2.50%, 8/1/2046	556,708	582,591
Pool # MA2730, 2.50%, 8/1/2046	90,094	94,282
Pool # AS8185, 3.00%, 10/1/2046	500,056	528,894
Pool # AL9385, 3.00%, 11/1/2046	101,125	108,001
Pool # MA2806, 3.00%, 11/1/2046	435,970	461,112
Pool # BM3288, 3.50%, 12/1/2046	47,391	51,389
Pool # FM2321, 3.50%, 12/1/2046	250,461	268,664
Pool # BM4990, 2.50%, 1/1/2047	22,362	23,550
Pool # 890856, 3.50%, 1/1/2047	255,871	280,412
Pool # AS8823, 4.00%, 2/1/2047	150,907	162,690
Pool # BM5955, 4.00%, 2/1/2047	82,019	89,678
Pool # BM5270, 4.50%, 2/1/2047	39,272	44,022
Pool # MA2920, 3.00%, 3/1/2047	18,555	19,625

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # FM3107, 3.50%, 3/1/2047	804,946	863,448
Pool # AS9313, 4.00%, 3/1/2047	42,906	46,680
Pool # FM1511, 3.00%, 4/1/2047	224,186	237,381
Pool # AS9480, 4.50%, 4/1/2047	86,947	96,922
Pool # BM2000, 3.50%, 5/1/2047	119,789	127,934
Pool # BM5220, 3.50%, 5/1/2047	75,179	80,291
Pool # BE0628, 4.50%, 5/1/2047	119,720	129,922
Pool # FM1772, 4.50%, 5/1/2047	36,700	41,139
Pool # AS9946, 3.50%, 7/1/2047	112,660	121,688
Pool # BM1568, 3.50%, 7/1/2047	116,263	129,069
Pool # AS9988, 4.50%, 7/1/2047	72,843	78,964
Pool # BH7375, 3.50%, 8/1/2047	169,062	179,302
Pool # CA0110, 3.50%, 8/1/2047	46,722	49,552
Pool # CA0553, 4.00%, 8/1/2047	243,443	260,791
Pool # CA0148, 4.50%, 8/1/2047	59,824	64,851
Pool # CA0850, 3.00%, 9/1/2047	122,316	128,872
Pool # BH9317, 3.50%, 9/1/2047	265,983	284,149
Pool # MA3147, 3.00%, 10/1/2047	137,151	144,503
Pool # BH9394, 3.50%, 10/1/2047	257,756	275,361
Pool # BH9392, 3.50%, 11/1/2047	58,184	61,627
Pool # CA0681, 3.50%, 11/1/2047	800,183	877,518
Pool # FM0028, 3.00%, 12/1/2047	83,493	89,753
Pool # MA3209, 3.00%, 12/1/2047	866,354	912,795
Pool # FM1420, 3.50%, 12/1/2047	470,871	514,035
Pool # MA3210, 3.50%, 12/1/2047	386,840	410,272
Pool # BJ5376, 4.50%, 12/1/2047	95,780	105,071

Investments	Principal Amount($)	Value($)
Pool # CA4015, 3.00%, 1/1/2048	25,449	26,814
Pool # MA3237, 3.00%, 1/1/2048	720,984	759,632
Pool # MA3238, 3.50%, 1/1/2048	181,852	192,867
Pool # BM3475, 4.00%, 1/1/2048	56,648	63,118
Pool # MA3275, 3.00%, 2/1/2048	242,375	255,368
Pool # BJ5910, 3.50%, 2/1/2048	287,668	318,264
Pool # BM5526, 3.50%, 2/1/2048	644,085	683,098
Pool # CA4155, 3.50%, 2/1/2048	49,422	52,415
Pool # MA3304, 3.00%, 3/1/2048	135,513	142,777
Pool # BM3990, 4.00%, 3/1/2048	53,268	57,065
Pool # FM3232, 3.50%, 4/1/2048	194,000	205,751
Pool # FM1936, 4.00%, 4/1/2048	141,454	151,535
Pool # CA2687, 3.00%, 5/1/2048	43,369	46,492
Pool # FM2177, 3.50%, 5/1/2048	1,325,236	1,437,033
Pool # BM4054, 4.00%, 5/1/2048	256,039	277,644
Pool # MA3425, 3.00%, 6/1/2048	105,847	111,293
Pool # BM4757, 3.50%, 7/1/2048	126,353	134,945
Pool # FM1911, 3.50%, 7/1/2048	248,942	267,035
Pool # MA3443, 4.00%, 8/1/2048	62,387	66,270
Pool # BK4769, 5.00%, 8/1/2048	35,013	38,240
Pool # BM2007, 4.00%, 9/1/2048	20,733	22,023
Pool # CA2368, 4.00%, 9/1/2048	108,489	117,354
Pool # FM1247, 4.00%, 9/1/2048	67,131	71,915
Pool # MA3472, 5.00%, 9/1/2048	37,132	40,554
Pool # CA4655, 3.50%, 10/1/2048	198,707	214,631
Pool # MA3495, 4.00%, 10/1/2048	150,708	160,087

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # FM2510, 3.00%, 11/1/2048	271,337	285,882
Pool # BM4678, 4.00%, 11/1/2048	389,935	421,799
Pool # FM1248, 4.50%, 11/1/2048	74,475	80,546
Pool # FM2275, 4.50%, 11/1/2048	69,847	77,454
Pool # FM1148, 3.50%, 12/1/2048	128,696	135,617
Pool # FM1866, 4.00%, 12/1/2048	467,322	496,405
Pool # MA3536, 4.00%, 12/1/2048	197,963	210,282
Pool # MA3577, 3.00%, 1/1/2049	57,175	60,117
Pool # BN3943, 4.00%, 1/1/2049	453,453	495,078
Pool # BM5256, 4.50%, 1/1/2049	120,315	131,826
Pool # FM0030, 3.00%, 2/1/2049	128,579	135,995
Pool # FM1527, 3.00%, 2/1/2049	207,325	219,281
Pool # MA3603, 3.00%, 2/1/2049	26,044	27,384
Pool # BM5446, 3.50%, 2/1/2049	38,880	40,971
Pool # MA3592, 4.00%, 2/1/2049	11,375	12,083
Pool # MA3593, 4.50%, 2/1/2049	236,151	255,058
Pool # BN4380, 3.00%, 3/1/2049	34,745	36,524
Pool # MA3614, 3.50%, 3/1/2049	22,446	23,654
Pool # FM0017, 4.00%, 3/1/2049	169,183	179,711
Pool # MA3637, 3.50%, 4/1/2049	99,140	104,474
Pool # MA3638, 4.00%, 4/1/2049	81,458	86,706
Pool # BN5418, 4.50%, 4/1/2049	50,873	56,141
Pool # MA3639, 4.50%, 4/1/2049	18,660	20,154
Pool # MA3664, 4.00%, 5/1/2049	44,332	47,188
Pool # MA3665, 4.50%, 5/1/2049	59,225	63,967
Pool # CA3528, 5.00%, 5/1/2049	34,676	37,989

Investments	Principal Amount($)	Value($)
Pool # MA3686, 3.50%, 6/1/2049	569,680	600,334
Pool # MA3687, 4.00%, 6/1/2049	469,305	499,539
Pool # FM1389, 4.50%, 6/1/2049	29,156	31,490
Pool # MA3688, 4.50%, 6/1/2049	16,630	17,961
Pool # FM1198, 3.00%, 7/1/2049	91,322	96,643
Pool # BO1169, 3.50%, 7/1/2049	173,760	183,110
Pool # CA4358, 3.50%, 7/1/2049	65,333	68,848
Pool # BO1766, 4.50%, 7/1/2049	226,847	245,010
Pool # FM1672, 4.50%, 7/1/2049	277,675	311,262
Pool # FM1241, 3.50%, 8/1/2049	152,058	163,297
Pool # MA3746, 4.00%, 8/1/2049	61,613	65,582
Pool # MA3747, 4.50%, 8/1/2049	35,587	38,436
Pool # BO4012, 3.00%, 9/1/2049	163,865	175,231
Pool # MA3774, 3.00%, 9/1/2049	1,298,671	1,365,172
Pool # BO2200, 3.50%, 9/1/2049	575,004	605,944
Pool # MA3775, 3.50%, 9/1/2049	40,264	42,430
Pool # MA3803, 3.50%, 10/1/2049	194,727	205,204
Pool # MA3818, 5.00%, 10/1/2049	46,392	50,678
Pool # MA3833, 2.50%, 11/1/2049	410,835	426,094
Pool # BO5325, 3.00%, 11/1/2049	189,343	199,034
Pool # BO5017, 3.50%, 12/1/2049	474,233	499,751
Pool # MA3905, 3.00%, 1/1/2050	3,602,258	3,786,721
Pool # MA3906, 3.50%, 1/1/2050	180,113	189,805
Pool # MA3936, 2.50%, 2/1/2050	441,789	458,197
Pool # FM2482, 3.00%, 2/1/2050	852,108	897,275
Pool # FM2733, 2.50%, 3/1/2050	199,320	207,774

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # BP4015, 3.00%, 3/1/2050	266,816	281,301
Pool # CA5306, 3.00%, 3/1/2050	1,188,468	1,252,366
Pool # BP1358, 3.50%, 3/1/2050	749,901	798,484
Pool # MA3972, 4.50%, 3/1/2050	294,691	318,286
Pool # BP5001, 2.50%, 5/1/2050	1,300,000	1,349,032
Pool # FM3257, 3.00%, 5/1/2050	384,000	415,103
Pool # MA4026, 4.00%, 5/1/2050	180,225	193,370
Pool # MA4078, 2.50%, 6/1/2050(g)	700,000	726,401
GNMA I, 30 Year
Pool # 726769, 5.00%, 9/15/2039	27,178	30,176
Pool # 721340, 5.00%, 12/15/2039	51,611	55,178
Pool # 754439, 3.50%, 12/15/2041	211,369	229,597
Pool # 711674, 3.00%, 9/15/2042	65,725	69,927
Pool # AD7257, 3.50%, 3/15/2043	207,667	226,588
Pool # 783748, 3.50%, 4/15/2043	116,653	126,845
Pool # 784660, 4.00%, 4/15/2043	11,985	13,148
Pool # AC2224, 3.50%, 6/15/2043	102,085	111,373
Pool # AL2280, 3.00%, 3/15/2045	52,840	56,173
Pool # AL9314, 3.00%, 3/15/2045	112,837	119,955
Pool # 784664, 4.00%, 4/15/2045	50,267	55,146
Pool # 670030, 3.00%, 7/15/2045	91,432	97,199
Pool # AM8960, 4.00%, 7/15/2045	36,675	40,021
Pool # AO0544, 3.00%, 8/15/2045	55,760	59,278
Pool # 627030, 3.00%, 12/15/2045	28,400	30,250
Pool # 784429, 3.00%, 8/15/2046	168,005	179,733
Pool # BB3198, 4.50%, 7/15/2047	105,594	115,102
Pool # 784393, 4.50%, 11/15/2047	83,312	93,490

Investments	Principal Amount($)	Value($)
Pool # BE0135, 4.50%, 1/15/2048	186,458	203,246
Pool # BE6231, 3.50%, 2/15/2048	88,146	94,115
Pool # BF1292, 4.00%, 3/15/2048	68,165	73,009
Pool # AF8266, 3.50%, 10/15/2048	98,151	105,275
Pool # 682229, 4.00%, 7/15/2049	206,292	220,634
GNMA II, 15 Year
Pool # MA0513, 2.50%, 11/20/2027	252,731	264,127
Pool # MA0909, 3.00%, 4/20/2028	40,252	42,467
Pool # MA4625, 3.50%, 8/20/2032	55,558	58,578
GNMA II, 30 Year
Pool # 3330, 4.50%, 12/20/2032	150	163
Pool # 711773, 3.50%, 6/20/2033	75,751	81,751
Pool # 3459, 5.50%, 10/20/2033	87,256	100,306
Pool # AQ5932, 3.50%, 1/20/2036	240,837	256,306
Pool # 4222, 6.00%, 8/20/2038	20,951	24,837
Pool # 709148, 4.50%, 2/20/2039	57,814	64,797
Pool # 4446, 4.50%, 5/20/2039	6,046	6,776
Pool # 4467, 4.00%, 6/20/2039	26,981	29,735
Pool # 4468, 4.50%, 6/20/2039	5,571	6,244
Pool # 4494, 4.00%, 7/20/2039	31,081	34,253
Pool # 4495, 4.50%, 7/20/2039	23,799	26,674
Pool # 4519, 4.50%, 8/20/2039	8,898	9,972
Pool # 4558, 4.50%, 10/20/2039	7,218	8,090
Pool # 4576, 4.00%, 11/20/2039	13,331	14,692
Pool # 4598, 4.50%, 12/20/2039	14,484	16,233
Pool # 4617, 4.50%, 1/20/2040	7,977	8,941
Pool # 4636, 4.50%, 2/20/2040	11,057	12,392

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # 4656, 4.00%, 3/20/2040	20,779	22,954
Pool # 4677, 4.00%, 4/20/2040	57,072	63,046
Pool # 4678, 4.50%, 4/20/2040	2,739	3,080
Pool # 4695, 4.00%, 5/20/2040	6,742	7,448
Pool # 4696, 4.50%, 5/20/2040	2,848	3,202
Pool # 4712, 4.00%, 6/20/2040	9,935	10,975
Pool # 4800, 4.00%, 9/20/2040	11,612	12,828
Pool # 737727, 4.00%, 12/20/2040	76,317	84,305
Pool # 4945, 4.00%, 2/20/2041	23,618	26,091
Pool # 4950, 5.50%, 2/20/2041	37,302	43,921
Pool # 4976, 3.50%, 3/20/2041	24,545	26,850
Pool # 4977, 4.00%, 3/20/2041	43,062	47,742
Pool # 5016, 4.00%, 4/20/2041	16,341	18,116
Pool # 5054, 4.00%, 5/20/2041	25,517	28,291
Pool # 5114, 4.00%, 7/20/2041	3,493	3,872
Pool # 779497, 3.50%, 10/20/2041	25,864	28,292
Pool # 5233, 4.00%, 11/20/2041	4,089	4,533
Pool # 5258, 3.50%, 12/20/2041	248,478	271,806
Pool # 5259, 4.00%, 12/20/2041	15,582	17,276
Pool # 5279, 3.50%, 1/20/2042	46,858	51,258
Pool # 5330, 3.00%, 3/20/2042	29,635	31,782
Pool # 754406, 3.50%, 5/20/2042	89,316	97,702
Pool # MA0220, 3.50%, 7/20/2042	20,182	22,054
Pool # MA0318, 3.50%, 8/20/2042	283,367	309,644
Pool # 796468, 4.00%, 9/20/2042	47,483	52,472
Pool # MA0462, 3.50%, 10/20/2042	174,920	191,140

Investments	Principal Amount($)	Value($)
Pool # AA6040, 3.00%, 1/20/2043	121,962	130,797
Pool # AD1584, 3.00%, 1/20/2043	320,389	343,600
Pool # AA6054, 3.00%, 2/20/2043	325,614	353,500
Pool # AD1744, 3.00%, 2/20/2043	28,006	30,404
Pool # 783755, 3.00%, 4/20/2043	275,893	296,520
Pool # 783976, 3.50%, 4/20/2043	45,384	49,593
Pool # MA1157, 3.50%, 7/20/2043	45,190	49,239
Pool # AE7804, 3.00%, 8/20/2043	22,720	24,418
Pool # MA1284, 3.00%, 9/20/2043	36,536	39,268
Pool # MA1376, 4.00%, 10/20/2043	244,222	268,932
Pool # MA1995, 3.50%, 6/20/2044	187,426	202,908
Pool # AI7106, 4.00%, 6/20/2044	129,191	141,916
Pool # MA2223, 3.50%, 9/20/2044	147,945	160,166
Pool # MA2444, 3.00%, 12/20/2044	40,160	42,881
Pool # 784026, 3.50%, 12/20/2044	262,220	283,880
Pool # AK6860, 3.00%, 1/20/2045	77,969	84,177
Pool # MA2677, 3.00%, 3/20/2045	57,395	61,238
Pool # MA2678, 3.50%, 3/20/2045	370,868	399,701
Pool # MA2754, 3.50%, 4/20/2045	17,889	19,280
Pool # 626942, 3.00%, 5/20/2045	220,482	235,245
Pool # MA2825, 3.00%, 5/20/2045	505,913	539,789
Pool # MA2829, 5.00%, 5/20/2045	54,278	62,390
Pool # 784800, 3.00%, 6/20/2045	56,397	60,614
Pool # AM9881, 3.00%, 6/20/2045	27,250	29,076
Pool # MA2891, 3.00%, 6/20/2045	20,644	22,026
Pool # AN2972, 4.00%, 9/20/2045	128,537	139,682

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # 784623, 3.50%, 10/20/2045	119,314	130,005
Pool # AO8403, 3.50%, 10/20/2045	63,387	68,315
Pool # MA3247, 5.00%, 11/20/2045	50,692	58,268
Pool # AO9442, 3.50%, 12/20/2045	35,164	38,018
Pool # MA3375, 3.00%, 1/20/2046	113,040	120,609
Pool # 784119, 3.00%, 2/20/2046	413,250	440,921
Pool # MA3458, 5.50%, 2/20/2046	68,398	79,508
Pool # AS2837, 3.50%, 3/20/2046	373,463	400,433
Pool # MA3523, 4.50%, 3/20/2046	25,499	28,712
Pool # MA3596, 3.00%, 4/20/2046	850,657	903,219
Pool # MA3597, 3.50%, 4/20/2046	312,885	335,481
Pool # MA3662, 3.00%, 5/20/2046	289,958	307,874
Pool # MA3735, 3.00%, 6/20/2046	853,143	905,859
Pool # AS5902, 3.50%, 6/20/2046	96,788	103,996
Pool # AT7138, 3.50%, 6/20/2046	49,210	53,022
Pool # MA3736, 3.50%, 6/20/2046	253,937	272,275
Pool # MA3935, 2.50%, 9/20/2046	218,566	232,053
Pool # 784768, 3.00%, 9/20/2046	162,182	173,855
Pool # AT8215, 3.00%, 9/20/2046	48,423	51,909
Pool # AX8668, 3.50%, 9/20/2046	197,980	212,277
Pool # MA4002, 2.50%, 10/20/2046	1,070,400	1,136,449
Pool # AV8383, 3.00%, 10/20/2046	60,630	64,377
Pool # AW0199, 3.00%, 10/20/2046	99,457	105,857
Pool # MA4003, 3.00%, 10/20/2046	178,413	189,437
Pool # MA4068, 3.00%, 11/20/2046	35,104	37,273
Pool # MA4072, 5.00%, 11/20/2046	54,833	63,023

Investments	Principal Amount($)	Value($)
Pool # MA4125, 2.50%, 12/20/2046	940,720	998,767
Pool # MA4126, 3.00%, 12/20/2046	162,107	172,123
Pool # MA4127, 3.50%, 12/20/2046	72,563	77,803
Pool # MA4260, 2.50%, 2/20/2047	140,367	149,029
Pool # AZ3119, 3.50%, 3/20/2047	43,501	46,892
Pool # MA4322, 4.00%, 3/20/2047	120,179	129,714
Pool # 675725, 3.50%, 6/20/2047	13,964	14,611
Pool # 784801, 3.50%, 6/20/2047	123,631	134,708
Pool # BA5041, 5.00%, 6/20/2047	181,054	197,785
Pool # MA4584, 2.50%, 7/20/2047	149,370	158,587
Pool # MA4718, 3.00%, 9/20/2047	23,895	25,328
Pool # MA4721, 4.50%, 9/20/2047	110,012	118,870
Pool # MA4836, 3.00%, 11/20/2047	34,821	36,910
Pool # BD5420, 3.50%, 12/20/2047	319,510	353,513
Pool # BD6940, 3.50%, 12/20/2047	863	922
Pool # MA4900, 3.50%, 12/20/2047	316,452	338,190
Pool # MA4961, 3.00%, 1/20/2048	153,595	162,810
Pool # MA4962, 3.50%, 1/20/2048	837,885	895,441
Pool # 784474, 3.50%, 2/20/2048	254,950	278,075
Pool # BF6382, 3.00%, 3/20/2048	149,006	154,246
Pool # MA5137, 4.00%, 4/20/2048	1,097,782	1,175,896
Pool # MA5138, 4.50%, 4/20/2048	57,646	62,287
Pool # MA5191, 3.50%, 5/20/2048	80,760	86,079
Pool # MA5264, 4.00%, 6/20/2048	105,934	113,472
Pool # MA5329, 3.50%, 7/20/2048	29,572	31,520
Pool # MA5330, 4.00%, 7/20/2048	88,390	94,679

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # MA5468, 5.00%, 9/20/2048	27,030	29,385
Pool # MA5527, 3.50%, 10/20/2048	120,037	127,943
Pool # MA5528, 4.00%, 10/20/2048	64,534	69,126
Pool # MA5531, 5.50%, 10/20/2048	91,796	99,786
Pool # MA5595, 4.00%, 11/20/2048	156,063	167,167
Pool # BJ6759, 4.50%, 11/20/2048	1,066,998	1,159,384
Pool # MA5650, 3.50%, 12/20/2048	45,906	48,930
Pool # MA5651, 4.00%, 12/20/2048	733,110	785,276
Pool # MA5709, 3.50%, 1/20/2049	287,179	306,905
Pool # BI6473, 4.00%, 1/20/2049	1,969,817	2,109,982
Pool # BJ9901, 3.00%, 2/20/2049	59,840	63,626
Pool # MA5763, 4.00%, 2/20/2049	216,850	232,281
Pool # MA5815, 3.00%, 3/20/2049	256,156	271,175
Pool # MA5816, 3.50%, 3/20/2049	453,009	482,848
Pool # MA5820, 5.50%, 3/20/2049	28,776	31,162
Pool # MA5876, 4.00%, 4/20/2049	141,451	150,721
Pool # MA5930, 3.50%, 5/20/2049	51,813	54,978
Pool # MA5931, 4.00%, 5/20/2049	463,562	493,943
Pool # MA5983, 2.50%, 6/20/2049	295,311	313,533
Pool # MA5985, 3.50%, 6/20/2049	206,841	219,474
Pool # MA5986, 4.00%, 6/20/2049	120,341	128,227
Pool # MA5987, 4.50%, 6/20/2049	171,587	184,830
Pool # MA5988, 5.00%, 6/20/2049	37,651	40,932
Pool # MA6039, 3.50%, 7/20/2049	353,494	375,085
Pool # MA6040, 4.00%, 7/20/2049	75,582	80,535
Pool # BM5450, 4.50%, 7/20/2049	218,235	240,666

Investments	Principal Amount($)	Value($)
Pool # MA6089, 3.00%, 8/20/2049	86,108	91,310
Pool # MA6090, 3.50%, 8/20/2049	347,610	368,841
Pool # BP4603, 3.50%, 9/20/2049	49,394	53,978
Pool # BP8717, 3.50%, 9/20/2049	296,097	323,579
Pool # MA6154, 3.50%, 9/20/2049	115,867	122,944
Pool # MA6155, 4.00%, 9/20/2049	1,087,309	1,158,567
Pool # BP6121, 4.50%, 9/20/2049	145,875	157,133
Pool # MA6217, 2.50%, 10/20/2049	171,217	180,390
Pool # BQ7205, 3.50%, 10/20/2049	576,654	634,437
Pool # MA6219, 3.50%, 10/20/2049	1,078,405	1,144,271
Pool # MA6220, 4.00%, 10/20/2049	1,019,247	1,086,045
Pool # BR4627, 3.00%, 11/20/2049	714,316	769,834
Pool # MA6283, 3.00%, 11/20/2049	637,273	675,770
Pool # BR2295, 3.50%, 11/20/2049	74,280	77,043
Pool # MA6284, 3.50%, 11/20/2049	148,179	157,229
Pool # MA6337, 2.50%, 12/20/2049	513,220	540,717
Pool # BR2455, 3.00%, 12/20/2049	987,375	1,021,326
Pool # MA6338, 3.00%, 12/20/2049	59,079	62,648
Pool # MA6339, 3.50%, 12/20/2049	496,184	526,489
Pool # BS1714, 4.00%, 12/20/2049	435,963	464,534
Pool # MA6341, 4.50%, 12/20/2049	749,369	807,207
Pool # MA6410, 3.50%, 1/20/2050	417,852	443,373
Pool # BR2145, 3.00%, 2/20/2050	299,539	318,740
Pool # MA6478, 5.00%, 2/20/2050	119,734	130,799
Pool # MA6545, 5.00%, 3/20/2050	149,129	162,910
Pool # BU6116, 2.50%, 4/20/2050	599,971	617,150

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # MA6599, Class 357, 3.00%, 4/20/2050	345,212	365,884
Pool # MA6657, 3.50%, 5/20/2050	120,000	127,329
GNMA II, 30 Year, Single Family
Pool # MA1012, 3.50%, 5/20/2043	43,102	46,964
Pool # MA5194, 5.00%, 5/20/2048	341,062	372,579

TOTAL MORTGAGE-BACKED SECURITIES (Cost $159,589,668)		163,679,107

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.2%
Banc of America Commercial Mortgage Trust
Series 2017-BNK3, Class A4, 3.57%, 2/15/2050	20,000	21,932
BANK
Series 2017-BNK4, Class ASB, 3.42%, 5/15/2050	30,000	31,786
Series 2019-BN16, Class A4, 4.01%, 2/15/2052	60,000	68,537
Series 2019-BN21, Class A5, 2.85%, 10/17/2052	60,000	64,135
Series 2018-BN10, Class A5, 3.69%, 2/15/2061	20,000	22,259
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	109,777
Series 2019-BN22, Class A4, 2.98%, 11/15/2062	260,000	280,390
BBCMS Mortgage Trust
Series 2018-C2, Class A5, 4.31%, 12/15/2051	40,000	46,551
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 1/15/2051(h)	50,000	55,622
Series 2018-B2, Class B, 4.20%, 2/15/2051‡(h)	20,000	19,212
Series 2018-B6, Class A2, 4.20%, 10/10/2051	50,000	53,342
Series 2020-B16, Class AM, 2.94%, 2/15/2053‡	180,000	185,054
BENCHMARK Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 7/15/2051	110,000	127,311
Series 2018-B8, Class A5, 4.23%, 1/15/2052	40,000	46,444
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class AS, 3.12%, 11/15/2052	75,000	75,627

Investments	Principal Amount($)	Value($)
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	50,000	54,758
Series 2017-CD6, Class ASB, 3.33%, 11/13/2050	20,000	21,336
Series 2017-CD6, Class AM, 3.71%, 11/13/2050(h)	30,000	31,490
CFCRE Commercial Mortgage Trust
Series 2017-C8, Class A4, REIT, 3.57%, 6/15/2050	30,000	32,870
Series 2016-C7, Class ASB, 3.64%, 12/10/2054	20,000	21,288
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AAB, 3.48%, 5/10/2047	16,071	16,621
Series 2014-GC23, Class B, 4.17%, 7/10/2047‡(h)	30,000	30,112
Series 2014-GC25, Class AAB, 3.37%, 10/10/2047	25,773	26,651
Series 2015-GC29, Class C, 4.16%, 4/10/2048‡(h)	40,000	38,309
Series 2016-C1, Class AAB, 3.00%, 5/10/2049	100,000	102,237
Series 2016-P5, Class A2, 2.40%, 10/10/2049	50,000	50,242
Series 2017-P7, Class A2, 3.21%, 4/14/2050	407,000	414,304
COMM Mortgage Trust
Series 2015-LC19, Class A4, 3.18%, 2/10/2048	200,000	211,771
Commercial Mortgage Trust
Series 2013-CR9, Class A4, 4.19%, 7/10/2045(h)	120,000	127,326
Series 2012-CR3, Class ASB, 2.37%, 10/15/2045	18,261	18,367
Series 2012-CR4, Class ASB, 2.44%, 10/15/2045	9,922	9,993
Series 2012-CR3, Class A3, 2.82%, 10/15/2045	159,394	161,853
Series 2012-CR4, Class A3, 2.85%, 10/15/2045	24,848	25,363
Series 2013-CR6, Class A4, 3.10%, 3/10/2046	20,000	20,400
Series 2013-CR7, Class A4, 3.21%, 3/10/2046	48,255	49,465
Series 2013-CR12, Class C, 5.07%, 10/10/2046‡(h)	10,000	7,186
Series 2014-CR14, Class C, 4.62%, 2/10/2047‡(h)	30,000	28,062
Series 2014-UBS5, Class AM, 4.19%, 9/10/2047(h)	40,000	41,733
Series 2014-CR20, Class A3, 3.33%, 11/10/2047	45,000	47,686

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2014-UBS6, Class A4, 3.38%, 12/10/2047	140,000	148,031
Series 2015-LC21, Class AM, 4.04%, 7/10/2048(h)	30,000	31,682
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	30,000	32,585
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 8/15/2048	30,000	32,249
Series 2015-C3, Class B, 4.10%, 8/15/2048‡(h)	70,000	66,492
Series 2016-C5, Class A5, 3.76%, 11/15/2048	27,000	29,275
Series 2019-C15, Class A4, 4.05%, 3/15/2052	210,000	238,935
DBGS Mortgage Trust
Series 2018-C1, Class A4, 4.47%, 10/15/2051	20,000	23,323
DBJPM Mortgage Trust
Series 2017-C6, Class A5, 3.33%, 6/10/2050	20,000	21,658
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K019, Class A2, 2.27%, 3/25/2022	19,682	20,038
Series K023, Class A1, 1.58%, 4/25/2022	14,530	14,586
Series K027, Class A2, 2.64%, 1/25/2023	267,000	278,678
Series K028, Class A2, 3.11%, 2/25/2023	100,000	105,709
Series K029, Class A2, 3.32%, 2/25/2023	150,000	159,555
Series K033, Class A2, 3.06%, 7/25/2023(h)	220,000	234,456
Series K036, Class A2, 3.53%, 10/25/2023(h)	162,000	175,881
Series K725, Class AM, 3.10%, 2/25/2024(h)	50,000	53,657
Series K728, Class A2, 3.06%, 8/25/2024(h)	50,000	54,057
Series K040, Class A2, 3.24%, 9/25/2024	70,000	76,722
Series K048, Class A1, 2.69%, 12/25/2024	36,602	37,887
Series K731, Class A2, 3.60%, 2/25/2025(h)	50,000	55,439
Series K051, Class A2, 3.31%, 9/25/2025	40,000	44,576
Series K734, Class A2, 3.21%, 2/25/2026	225,000	248,857
Series K735, Class A2, 2.86%, 5/25/2026	50,000	54,317

Investments	Principal Amount($)	Value($)
Series K057, Class A2, 2.57%, 7/25/2026	63,000	68,043
Series K063, Class A1, 3.05%, 8/25/2026	45,504	48,770
Series K084, Class A2, 3.78%, 10/25/2028(h)	500,000	589,249
Series K085, Class A2, 4.06%, 10/25/2028(h)	120,000	144,129
Series K100, Class A2, 2.67%, 9/25/2029	400,000	446,851
Series K101, Class A2, 2.52%, 10/25/2029	300,000	331,501
Series K-1512, Class A2, 2.99%, 5/25/2031	75,000	85,887
Series K156, Class A3, 3.70%, 6/25/2033(h)	91,000	108,955
Series K-1512, Class A3, 3.06%, 4/25/2034	150,000	171,633
Series K-1514, Class A2, 2.86%, 10/25/2034	400,000	451,747
FNMA ACES
Series 2012-M1, Class A2, 2.73%, 10/25/2021	34,554	34,946
Series 2014-M1, Class A2, 3.23%, 7/25/2023(h)	43,986	46,742
Series 2014-M2, Class A2, 3.51%, 12/25/2023(h)	39,021	42,464
Series 2014-M3, Class A2, 3.48%, 1/25/2024(h)	37,490	40,823
Series 2017-M10, Class AV2, 2.56%, 7/25/2024(h)	50,000	53,134
Series 2016-M6, Class A1, 2.14%, 5/25/2026	45,041	46,588
Series 2016-M11, Class A1, 2.08%, 7/25/2026	49,359	50,959
Series 2017-M1, Class A2, 2.42%, 10/25/2026(h)	200,000	213,228
Series 2017-M7, Class A2, 2.96%, 2/25/2027(h)	200,000	220,486
Series 2017-M12, Class A1, 2.75%, 6/25/2027	32,345	33,851
Series 2017-M12, Class A2, 3.08%, 6/25/2027(h)	202,756	227,002
Series 2018-M10, Class A2, 3.38%, 7/25/2028(h)	40,000	45,708
Series 2018-M14, Class A2, 3.58%, 8/25/2028(h)	450,000	524,531
Series 2019-M1, Class A2, 3.56%, 9/25/2028(h)	85,000	98,948
Series 2018-M13, Class A1, 3.70%, 3/25/2030(h)	34,592	39,900

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
GS Mortgage Securities Corp. II
Series 2013-GC10, Class AAB, 2.56%, 2/10/2046	10,660	10,761
GS Mortgage Securities Trust
Series 2012-GCJ9, Class A3, 2.77%, 11/10/2045	78,273	79,236
Series 2014-GC18, Class C, 4.99%, 1/10/2047‡(h)	120,000	93,987
Series 2014-GC24, Class AAB, 3.65%, 9/10/2047	21,384	22,139
Series 2014-GC24, Class AS, 4.16%, 9/10/2047(h)	170,000	178,823
Series 2015-GC28, Class A4, 3.14%, 2/10/2048	40,000	41,940
Series 2016-GS4, Class A2, 2.91%, 11/10/2049	500,000	505,742
Series 2015-GC30, Class A4, 3.38%, 5/10/2050	25,000	26,697
Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	260,000	278,852
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C8, Class A3, 2.83%, 10/15/2045	7,260	7,393
Series 2013-C16, Class ASB, 3.67%, 12/15/2046	16,825	17,334
Series 2012-LC9, Class A5, 2.84%, 12/15/2047	19,879	20,287
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class C, 4.10%, 7/15/2045‡(h)	240,000	225,948
Series 2014-C19, Class A3, 3.67%, 4/15/2047	40,000	40,660
Series 2015-C29, Class B, 4.12%, 5/15/2048‡(h)	40,000	39,510
Series 2015-C31, Class A3, 3.80%, 8/15/2048	40,000	43,667
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 6/15/2049(h)	20,000	17,934
Series 2017-C5, Class B, 4.01%, 3/15/2050‡(h)	20,000	19,822
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class A4, 3.18%, 8/15/2045	20,000	20,495
Series 2013-C9, Class A4, 3.10%, 5/15/2046	30,000	31,002
Series 2013-C11, Class AS, 4.35%, 8/15/2046‡(h)	120,000	126,076
Series 2014-C17, Class A3, 3.53%, 8/15/2047	29,000	29,224
Series 2015-C22, Class AS, 3.56%, 4/15/2048‡	40,000	41,031

Investments	Principal Amount($)	Value($)
Series 2015-C25, Class ASB, 3.38%, 10/15/2048	50,000	51,964
Series 2015-C25, Class A5, 3.64%, 10/15/2048	40,000	43,255
Series 2016-C32, Class A4, 3.72%, 12/15/2049	25,000	27,463
Morgan Stanley Capital I Trust
Series 2012-C4, Class A4, 3.24%, 3/15/2045	38,000	38,622
Series 2017-H1, Class C, 4.28%, 6/15/2050‡(h)	50,000	40,729
Series 2019-L2, Class A4, 4.07%, 3/15/2052	50,000	57,365
Series 2019-L3, Class A4, 3.13%, 11/15/2052	100,000	108,449
UBS Commercial Mortgage Trust
Series 2012-C1, Class A3, 3.40%, 5/10/2045	135,560	138,776
Series 2017-C1, Class A2, 2.98%, 6/15/2050	30,000	30,440
Series 2017-C4, Class ASB, 3.37%, 10/15/2050	40,000	42,424
Series 2017-C5, Class AS, 3.78%, 11/15/2050(h)	70,000	74,245
Series 2017-C7, Class AS, 4.06%, 12/15/2050(h)	50,000	53,571
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class A4, 3.18%, 3/10/2046	40,000	41,282
Series 2012-C2, Class A4, 3.53%, 5/10/2063	20,000	20,616
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A3, 2.92%, 10/15/2045	72,342	73,933
Series 2013-LC12, Class A4, 4.22%, 7/15/2046(h)	300,000	320,008
Series 2015-C27, Class A4, 3.19%, 2/15/2048	42,549	44,560
Series 2015-C28, Class A4, 3.54%, 5/15/2048	20,000	21,472
Series 2015-NXS1, Class D, 4.16%, 5/15/2048‡(h)	150,000	118,664
Series 2015-C29, Class A4, 3.64%, 6/15/2048	120,000	129,703
Series 2015-C29, Class D, 4.22%, 6/15/2048‡(h)	20,000	13,096
Series 2018-C45, Class A3, 3.92%, 6/15/2051	45,000	50,585
Series 2019-C53, Class A4, 3.04%, 10/15/2052	125,000	134,896
WFRBS Commercial Mortgage Trust
Series 2011-C5, Class A4, 3.67%, 11/15/2044	147,682	150,079

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2012-C9, Class AS, 3.39%, 11/15/2045	60,000	59,570
Series 2012-C10, Class A3, 2.88%, 12/15/2045	40,000	40,923
Series 2013-C15, Class AS, 4.36%, 8/15/2046 (h)	190,000	197,004
Series 2013-C15, Class C, 4.49%, 8/15/2046 ‡(h)	400,000	248,211
Series 2013-C12, Class ASB, 2.84%, 3/15/2048	5,136	5,206
Series 2014-C22, Class A4, 3.49%, 9/15/2057	40,000	41,657
Series 2014-C22, Class A5, 3.75%, 9/15/2057	25,000	26,817

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $13,542,835)		13,566,267

FOREIGN GOVERNMENT SECURITIES — 1.8%
Canada Government Bond (Canada)
2.00%, 11/15/2022 (b)	35,000	36,384
1.63%, 1/22/2025	200,000	210,731
Export Development Canada (Canada)
2.00%, 5/17/2022	25,000	25,825
1.75%, 7/18/2022	60,000	61,801
2.50%, 1/24/2023	120,000	126,777
2.63%, 2/21/2024	55,000	59,508
Export-Import Bank of Korea (South Korea) 2.63%, 12/30/2020	200,000	201,972
FMS Wertmanagement AoeR (Germany) 2.75%, 1/30/2024	200,000	217,062
Hungary Government Bond (Hungary)
5.38%, 2/21/2023	100,000	109,026
5.75%, 11/22/2023	50,000	56,626
5.38%, 3/25/2024	26,000	29,430
Italian Republic Government Bond (Italy)
6.88%, 9/27/2023	108,000	124,673
5.38%, 6/15/2033	163,000	200,244
Japan Bank for International Cooperation (Japan)
1.50%, 7/21/2021	202,000	204,234
1.63%, 10/17/2022	200,000	204,979
1.75%, 1/23/2023	200,000	206,043
0.63%, 5/22/2023	200,000	200,230
2.88%, 7/21/2027	218,000	245,887
Korea Development Bank (The) (South Korea) 2.75%, 3/19/2023	200,000	209,616
Oriental Republic of Uruguay (Uruguay)
8.00%, 11/18/2022	25,000	27,365
4.50%, 8/14/2024	29,000	31,398
4.38%, 10/27/2027	80,000	89,585

Investments	Principal Amount($)	Value($)
5.10%, 6/18/2050	76,000	93,434
4.98%, 4/20/2055	55,000	67,273
Province of Alberta (Canada)
2.20%, 7/26/2022	90,000	93,058
3.35%, 11/1/2023	100,000	108,796
2.95%, 1/23/2024	50,000	53,958
3.30%, 3/15/2028	25,000	28,870
Province of British Columbia (Canada)
1.75%, 9/27/2024	100,000	104,919
2.25%, 6/2/2026	49,000	53,045
Province of Manitoba (Canada) 8.88%, 9/15/2021	58,000	64,028
Province of Ontario (Canada)
2.50%, 9/10/2021	120,000	123,175
2.40%, 2/8/2022	120,000	123,923
2.55%, 4/25/2022	45,000	46,778
1.75%, 1/24/2023	150,000	154,744
3.40%, 10/17/2023	95,000	103,877
3.05%, 1/29/2024	55,000	59,835
2.50%, 4/27/2026	30,000	32,708
2.30%, 6/15/2026	30,000	32,398
2.00%, 10/2/2029	25,000	26,710
Province of Quebec (Canada)
2.75%, 8/25/2021	110,000	113,165
2.38%, 1/31/2022	235,000	242,411
1.50%, 2/11/2025	120,000	124,469
2.50%, 4/20/2026	55,000	60,060
Republic of Chile (Chile)
3.25%, 9/14/2021	102,000	105,073
2.55%, 1/27/2032	150,000	153,591
Republic of Colombia (Colombia)
8.13%, 5/21/2024	55,000	66,023
4.50%, 1/28/2026	200,000	217,291
4.50%, 3/15/2029	90,000	99,254
10.38%, 1/28/2033	76,000	117,230
5.00%, 6/15/2045	200,000	227,526
Republic of Indonesia (Indonesia)
5.35%, 2/11/2049	200,000	252,989
3.50%, 2/14/2050	200,000	205,285
Republic of Korea (South Korea) 5.63%, 11/3/2025	200,000	247,363
Republic of Panama (Panama)
7.13%, 1/29/2026	100,000	125,113
8.88%, 9/30/2027	75,000	105,247
9.38%, 4/1/2029	80,000	117,561
6.70%, 1/26/2036	65,000	90,651
4.50%, 4/1/2056	200,000	236,264
Republic of Peru (Peru)
7.35%, 7/21/2025	80,000	101,615
4.13%, 8/25/2027	25,000	28,453
8.75%, 11/21/2033	75,000	124,624
6.55%, 3/14/2037	25,000	37,839
5.63%, 11/18/2050	80,000	125,404

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Republic of Philippines (Philippines)
7.50%, 9/25/2024	250,000	296,521
9.50%, 10/21/2024	125,000	163,607
10.63%, 3/16/2025	72,000	100,687
9.50%, 2/2/2030	47,000	76,448
2.95%, 5/5/2045	200,000	208,961
Republic of Poland (Poland)
5.13%, 4/21/2021	95,000	98,762
5.00%, 3/23/2022	100,000	107,352
3.25%, 4/6/2026	85,000	94,206
State of Israel Government Bond (Israel)
3.15%, 6/30/2023	200,000	213,008
2.88%, 3/16/2026 (b)	200,000	216,291
Svensk Exportkredit AB (Sweden) 1.63%, 9/12/2021	200,000	203,087
United Mexican States (Mexico)
3.63%, 3/15/2022	150,000	155,660
8.00%, 9/24/2022	51,000	58,103
4.00%, 10/2/2023	100,000	105,915
4.50%, 4/22/2029	280,000	302,882
6.75%, 9/27/2034	25,000	32,281
5.55%, 1/21/2045	200,000	233,620
4.60%, 1/23/2046	200,000	206,619
5.75%, 10/12/2110	368,000	400,524

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $10,665,055)		10,849,960

U.S. GOVERNMENT AGENCY SECURITIES — 1.4%
FFCB
1.67%, 3/2/2021	120,000	120,000
1.95%, 11/2/2021	44,000	44,918
1.63%, 12/27/2021	240,000	244,718
0.53%, 1/18/2022	309,000	309,998
0.38%, 4/8/2022	290,000	290,586
1.85%, 8/5/2022	34,000	35,025
0.73%, 12/3/2024	292,000	291,504
FHLB
3.00%, 10/12/2021	30,000	31,150
1.63%, 11/19/2021	25,000	25,524
1.88%, 11/29/2021	80,000	82,018
2.63%, 12/10/2021	190,000	197,003
2.38%, 6/10/2022	25,000	26,095
3.00%, 12/9/2022	70,000	74,841
1.38%, 2/17/2023	95,000	97,847
3.38%, 12/8/2023	100,000	110,560
2.50%, 2/13/2024	30,000	32,374
2.88%, 9/13/2024	130,000	143,279
2.75%, 12/13/2024	100,000	109,616
3.25%, 11/16/2028	850,000	1,013,167
2.13%, 9/14/2029	100,000	108,475

Investments	Principal Amount($)	Value($)
5.63%, 3/14/2036	50,000	77,667
5.50%, 7/15/2036	110,000	171,815
FHLMC
1.13%, 8/12/2021	60,000	60,667
2.38%, 1/13/2022	330,000	341,586
1.15%, 4/8/2022	532,000	532,457
2.75%, 6/19/2023	282,000	303,181
1.50%, 2/12/2025	379,000	396,221
2.53%, 12/14/2029 (i)	80,000	70,324
6.25%, 7/15/2032	80,000	126,198
FNMA
1.25%, 8/17/2021	36,000	36,467
1.38%, 10/7/2021	48,000	48,764
2.00%, 1/5/2022	310,000	318,818
2.25%, 4/12/2022	68,000	70,585
1.38%, 9/6/2022	62,000	63,615
2.38%, 1/19/2023	121,000	127,790
0.50%, 5/25/2023	129,000	129,001
2.88%, 9/12/2023	400,000	433,877
2.50%, 2/5/2024	161,000	173,292
2.63%, 9/6/2024	55,000	60,178
0.63%, 4/22/2025	120,000	120,604
2.13%, 4/24/2026	165,000	179,406
1.88%, 9/24/2026	83,000	88,976
6.25%, 5/15/2029	50,000	72,571
7.13%, 1/15/2030	31,000	48,368
6.63%, 11/15/2030	98,000	152,229
6.21%, 8/6/2038	45,000	76,092
Israel Government AID Bond (Israel) 5.50%, 12/4/2023	145,000	171,106
Republic of Tunisia (Tunisia) 1.42%, 8/5/2021	205,000	207,718
Tennessee Valley Authority
3.88%, 2/15/2021	20,000	20,492
1.88%, 8/15/2022	129,000	133,464
7.13%, 5/1/2030	166,000	256,869
6.15%, 1/15/2038	35,000	57,249
3.50%, 12/15/2042	50,000	61,807
5.38%, 4/1/2056	55,000	94,416
4.25%, 9/15/2065	35,000	52,520

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $8,390,710)		8,725,088

SUPRANATIONAL — 1.4%
African Development Bank (Supranational)
0.75%, 4/3/2023	240,000	242,613
3.00%, 9/20/2023	50,000	54,254
Asian Development Bank (Supranational)
1.88%, 2/18/2022	147,000	150,958

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
0.63%, 4/7/2022	180,000	181,057
1.75%, 9/13/2022	200,000	206,479
1.63%, 1/24/2023	100,000	103,357
2.75%, 3/17/2023	25,000	26,666
2.63%, 1/30/2024	150,000	162,160
1.50%, 10/18/2024	60,000	62,715
2.00%, 1/22/2025	100,000	106,860
0.63%, 4/29/2025	100,000	100,479
2.50%, 11/2/2027	80,000	90,208
2.75%, 1/19/2028	100,000	114,897
3.13%, 9/26/2028	80,000	94,732
1.88%, 1/24/2030	57,000	62,104
Asian Infrastructure Investment Bank (The) (Supranational)
2.25%, 5/16/2024	30,000	32,093
0.50%, 5/28/2025	84,000	83,734
Corp. Andina de Fomento (Supranational)
2.13%, 9/27/2021	60,000	60,308
4.38%, 6/15/2022	105,000	110,241
3.75%, 11/23/2023	25,000	26,488
Council of Europe Development Bank (Supranational)
2.63%, 2/13/2023	50,000	53,036
2.50%, 2/27/2024	50,000	53,855
1.38%, 2/27/2025	191,000	198,713
European Bank for Reconstruction & Development (Supranational)
1.50%, 11/2/2021	200,000	203,370
2.13%, 3/7/2022	25,000	25,792
European Investment Bank (Supranational)
2.88%, 12/15/2021	30,000	31,189
2.25%, 3/15/2022	30,000	31,057
2.63%, 5/20/2022	26,000	27,196
2.38%, 6/15/2022	67,000	69,853
1.38%, 9/6/2022	85,000	87,060
2.00%, 12/15/2022	200,000	208,527
2.50%, 3/15/2023	395,000	418,835
3.25%, 1/29/2024	450,000	496,880
2.63%, 3/15/2024	40,000	43,374
1.88%, 2/10/2025	200,000	213,056
0.63%, 7/25/2025	86,000	86,571
2.38%, 5/24/2027	41,000	45,693
1.63%, 10/9/2029	105,000	112,224
Inter-American Development Bank (Supranational)
2.50%, 1/18/2023	150,000	158,414
7.00%, 6/15/2025	91,000	118,192
2.00%, 6/2/2026	100,000	108,202
3.13%, 9/18/2028	109,000	128,890
2.25%, 6/18/2029	95,000	106,346
3.20%, 8/7/2042	320,000	409,232
4.38%, 1/24/2044	424,000	647,668

Investments	Principal Amount($)	Value($)
International Bank for Reconstruction & Development (Supranational)
1.38%, 5/24/2021	230,000	232,483
2.75%, 7/23/2021	30,000	30,845
2.13%, 12/13/2021	30,000	30,846
2.00%, 1/26/2022	440,000	452,418
2.13%, 2/13/2023	25,000	26,208
2.50%, 3/19/2024	110,000	118,840
2.50%, 11/25/2024	50,000	54,515
1.63%, 1/15/2025	100,000	105,148
0.63%, 4/22/2025	300,000	301,699
2.50%, 7/29/2025	70,000	76,984
3.13%, 11/20/2025	70,000	79,684
1.88%, 10/27/2026	89,000	95,673
2.50%, 11/22/2027	30,000	33,864
1.75%, 10/23/2029	283,000	305,185
4.75%, 2/15/2035	100,000	146,847
International Finance Corp. (Supranational)
1.13%, 7/20/2021	63,000	63,586
2.00%, 10/24/2022	60,000	62,384
Nordic Investment Bank (Supranational) 2.13%, 2/1/2022	200,000	206,004

TOTAL SUPRANATIONAL (Cost $8,233,924)		8,578,841

MUNICIPAL BONDS — 0.6% (j)
California — 0.2%
Education — 0.0% (d)
California State University, Systemwide Series 2020B, Rev., 2.98%, 11/1/2051	25,000	24,659
Regents of the University of California Medical Center Pooled Series H, Rev., 6.55%, 5/15/2048	40,000	60,908
University of California Series 2017AX, Rev., 3.06%, 7/1/2025	55,000	58,982

		144,549

General Obligation — 0.1%
Los Angeles Unified School District, Build America Bonds
GO, 5.75%, 7/1/2034	20,000	26,437
Series 2010RY, GO, 6.76%, 7/1/2034	105,000	148,580
State of California, Various Purpose
GO, 5.70%, 11/1/2021	50,000	53,203
GO, 7.50%, 4/1/2034	245,000	387,085
GO, 7.60%, 11/1/2040	25,000	44,374

		659,679

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Transportation — 0.1%
Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area Series 2010S-1, Rev., 6.92%, 4/1/2040	40,000	62,558
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/2032	215,000	269,870

		332,428

Utility — 0.0% (d)
State of California Department of Water Resources Power Supply Series 2016P, Rev., 2.00%, 5/1/2022	35,000	35,629

Total California		1,172,285

Connecticut — 0.0% (d)
General Obligation — 0.0% (d)
State of Connecticut Series A, GO, 5.85%, 3/15/2032	75,000	97,009

Florida — 0.0% (d)
Other Revenue — 0.0% (d)
State Board of Administration Finance Corp. Series 2016A, Rev., 2.64%, 7/1/2021	100,000	101,812

Illinois — 0.1%
General Obligation — 0.1%
Metropolitan Water Reclamation District of Greater Chicago, Build America Bonds GO, 5.72%, 12/1/2038	55,000	75,626
State of Illinois GO, 5.10%, 6/1/2033	160,000	154,517
State of Illinois, Taxable Pension Series 2003, GO, 4.95%, 6/1/2023	65,455	66,032

		296,175

Other Revenue — 0.0% (d)
Sales Tax Securitization Corp. Series 2019A, Rev., 4.64%, 1/1/2040	60,000	65,052

Prerefunded — 0.0% (d)
City of Chicago, Taxable Series 2015B, GO, 7.75%, 1/1/2042 (k)	100,000	126,119

Investments	Principal Amount($)	Value($)
Transportation — 0.0% (d)
Chicago O’Hare International Airport, General Airport, Senior Lien Series 2018C, Rev., 4.47%, 1/1/2049	25,000	29,586

Total Illinois		516,932

Massachusetts — 0.0% (d)
General Obligation — 0.0% (d)
Commonwealth of Massachusetts, Consolidated Loan of 2010, Build America Bonds
Series 2010E, GO, 4.20%, 12/1/2021	40,000	41,275
Series A, GO, 4.91%, 5/1/2029	15,000	18,327

		59,602

Total Massachusetts		59,602

Missouri — 0.0% (d)
Hospital — 0.0% (d)
Health and Educational Facilities Authority of the State of Missouri, Educational Facilities, The Washington University Series 2017A, Rev., 3.65%, 8/15/2057	45,000	53,586

Nebraska — 0.0% (d)
Education — 0.0% (d)
University of Nebraska Facilities Corp. Series 2019A, Rev., 3.04%, 10/1/2049	50,000	51,045

New Jersey — 0.1%
Other Revenue — 0.0% (d)
New Jersey Economic Development Authority, Pension Funding
Series 1997B, Rev., AGM, Zero Coupon, 2/15/2023	40,000	37,964
Series 1997A, Rev., NATL-RE, 7.43%, 2/15/2029	35,000	40,865

		78,829

Prerefunded — 0.0% (d)
New Jersey Transportation Trust Fund Authority, Build America Bonds Series C, Rev., 6.10%, 12/15/2028 (k)	145,000	148,200

Transportation — 0.1%
New Jersey Transportation Trust Fund Authority, Build America Bonds Series 2010C, Rev., 5.75%, 12/15/2028	155,000	175,953

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
New Jersey Turnpike Authority, Build America Bonds Series F, Rev., 7.41%, 1/1/2040	10,000	16,157

		192,110

Total New Jersey		419,139

New York — 0.1%
General Obligation — 0.0% (d)
City of New York, Build America Bonds Series H-1, GO, 6.25%, 6/1/2035	25,000	25,072
City of New York, Fiscal Year 2010, Build America Bonds Subseries A-2, GO, 5.21%, 10/1/2031	25,000	30,711

		55,783

Special Tax — 0.0% (d)
New York State Urban Development Corp., State Personal Income Tax, Build America Bonds Series 2009E, Rev., 5.77%, 3/15/2039	25,000	31,349
New York State Urban Development Corp., State Personal Income Tax, General Purpose Series 2019B, Rev., 3.90%, 3/15/2033	65,000	72,178

		103,527

Transportation — 0.1%
Port Authority of New York and New Jersey, Consolidated, 182nd Series Series 182, Rev., 5.31%, 8/1/2046	60,000	65,877
Port Authority of New York and New Jersey, Consolidated, 192nd Series Rev., 4.81%, 10/15/2065	120,000	158,214

		224,091

Water & Sewer — 0.0% (d)
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series GG, Rev., 5.72%, 6/15/2042	40,000	60,832

Total New York		444,233

Ohio — 0.0% (d)
Utility — 0.0% (d)
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2010B, Rev., 7.83%, 2/15/2041	25,000	39,379

Investments	Principal Amount($)	Value($)
Oregon — 0.0% (d)
General Obligation — 0.0% (d)
State of Oregon GO, 5.76%, 6/1/2023	33,809	36,962

Texas — 0.1%
Education — 0.0% (d)
Permanent University Fund, Texas A&M University System Series B, Rev., 3.66%, 7/1/2047	20,000	20,905

General Obligation — 0.0% (d)
City of Houston GO, 3.96%, 3/1/2047	40,000	46,152
State of Texas, Transportation Commission Build Taxable Bonds Series 2009A, GO, 5.52%, 4/1/2039	120,000	175,077

		221,229

Transportation — 0.1%
Grand Parkway Transportation Corp. Series 2020B, Rev., 3.24%, 10/1/2052	100,000	101,849
Texas Transportation Commission State Highway Fund, First Tier Rev., 5.18%, 4/1/2030	125,000	159,546

		261,395

Total Texas		503,529

Virginia — 0.0% (d)
Education — 0.0% (d)
University of Virginia, Federally Taxable Series 2019A, Rev., 3.23%, 9/1/2119	25,000	25,609

TOTAL MUNICIPAL BONDS (Cost $3,494,591)		3,521,122

ASSET-BACKED SECURITIES — 0.4%
American Express Credit Account Master Trust Series 2018-6, Class A, 3.06%, 2/15/2024	100,000	102,847
AmeriCredit Automobile Receivables Trust
Series 2018-1, Class A3, 3.07%, 12/19/2022	13,096	13,194
Series 2019-1, Class A3, 2.97%, 11/20/2023	70,000	70,943
Series 2018-1, Class C, 3.50%, 1/18/2024	15,000	15,431

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
BA Credit Card Trust
Series 2018-A3, Class A3, 3.10%, 12/15/2023	70,000	72,052
Capital One Multi-Asset Execution Trust
Series 2015-A8, Class A8, 2.05%, 8/15/2023	20,000	20,115
Series 2016-A5, Class A5, 1.66%, 6/17/2024	20,000	20,262
Series 2019-A1, Class A1, 2.84%, 12/15/2024	50,000	51,934
Series 2017-A6, Class A6, 2.29%, 7/15/2025	10,000	10,386
Series 2019-A3, Class A3, 2.06%, 8/15/2028	400,000	414,615
CarMax Auto Owner Trust
Series 2016-4, Class A4, 1.60%, 6/15/2022	20,000	20,035
Series 2018-1, Class A4, 2.64%, 6/15/2023	25,000	25,685
Series 2018-1, Class D, 3.37%, 7/15/2024	50,000	48,625
Citibank Credit Card Issuance Trust
Series 2018-A1, Class A1, 2.49%, 1/20/2023	70,000	70,877
Series 2018-A6, Class A6, 3.21%, 12/7/2024	50,000	53,249
Series 2018-A7, Class A7, 3.96%, 10/13/2030	100,000	117,699
Discover Card Execution Note Trust
Series 2018-A4, Class A4, 3.11%, 1/16/2024	40,000	41,144
Series 2018-A1, Class A1, 3.03%, 8/15/2025	18,000	19,167
Ford Credit Auto Owner Trust
Series 2019-A, Class A3, 2.78%, 9/15/2023	120,000	123,250
Ford Credit Floorplan Master Owner Trust A
Series 2017-2, Class A1, 2.16%, 9/15/2022	20,000	20,011
Series 2019-3, Class A1, 2.23%, 9/15/2024	75,000	73,843
GM Financial Consumer Automobile Receivables Trust
Series 2018-4, Class A3, 3.21%, 10/16/2023	20,000	20,503
Series 2019-2, Class A3, 2.65%, 2/16/2024	120,000	122,737
Honda Auto Receivables Owner Trust
Series 2018-1, Class A3, 2.64%, 2/15/2022	10,729	10,824
Series 2019-2, Class A3, 2.52%, 6/21/2023	90,000	92,465

Investments	Principal Amount($)	Value($)
Hyundai Auto Receivables Trust
Series 2016-B, Class C, 2.19%, 11/15/2022	20,000	19,915
Mercedes-Benz Auto Lease Trust
Series 2020-A, Class A3, 1.84%, 12/15/2022	75,000	75,595
Nissan Auto Lease Trust
Series 2019-B, Class A3, 2.27%, 7/15/2022	25,000	25,238
Nissan Auto Receivables Owner Trust
Series 2018-C, Class A3, 3.22%, 6/15/2023	35,000	36,017
Series 2019-A, Class A3, 2.90%, 10/16/2023	25,000	25,761
Santander Drive Auto Receivables Trust
Series 2019-1, Class C, 3.42%, 4/15/2025	20,000	20,070
Synchrony Credit Card Master Note Trust
Series 2018-2, Class A, 3.47%, 5/15/2026	50,000	52,554
Toyota Auto Receivables Owner Trust
Series 2017-D, Class A4, 2.12%, 2/15/2023	120,000	122,061
Series 2019-D, Class A3, 1.92%, 1/16/2024	50,000	50,972
World Omni Auto Receivables Trust
Series 2018-D, Class A3, 3.33%, 4/15/2024	70,000	72,144

TOTAL ASSET-BACKED SECURITIES (Cost $2,125,216)		2,152,220

	Shares
SHORT-TERM INVESTMENTS — 0.9%
INVESTMENT COMPANIES — 0.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.09% (l)(m) (Cost $1,431,145)	1,431,145	1,431,145

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.7%
JPMorgan U.S. Government Money Market Fund
Class IM Shares, 0.17% (l)(m) (Cost $4,018,990)	4,018,990	4,018,990

TOTAL SHORT-TERM INVESTMENTS (Cost $5,450,135)		5,450,135

Total Investments — 100.1% (Cost $584,089,280)		608,510,809
Liabilities in Excess of Other Assets — (0.1)%		(564,552)

Net Assets — 100.0%		607,946,257

Percentages indicated are based on net assets.

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Abbreviations

ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
REIT	Real Estate Investment Trust
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2020.
(b)	The security or a portion of this security is on loan at May 31, 2020. The total value of securities on loan at May 31, 2020 is $3,866,788.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2020.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2020.
(i)	The rate shown is the effective yield as of May 31, 2020.
(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	Security is prerefunded or escrowed to maturity.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of May 31, 2020.
‡	Value determined using significant unobservable inputs.

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,152,220	$—	$2,152,220
Commercial Mortgage-Backed Securities	—	12,224,766	1,341,501	13,566,267
Corporate Bonds	—	166,302,384	—	166,302,384
Foreign Government Securities	—	10,849,960	—	10,849,960
Mortgage-Backed Securities	—	163,679,107	—	163,679,107
Municipal Bonds	—	3,521,122	—	3,521,122
Supranational	—	8,578,841	—	8,578,841
U.S. Government Agency Securities	—	8,725,088	—	8,725,088
U.S. Treasury Obligations	—	225,685,685	—	225,685,685
Short-Term Investments
Investment Companies	1,431,145	—	—	1,431,145
Investment of cash collateral from securities loaned	4,018,990	—	—	4,018,990

Total Short-Term Investments	5,450,135	—	—	5,450,135

Total Investments in Securities	$5,450,135	$601,719,173	$1,341,501	$608,510,809

There were no significant transfers into or out of level 3 for the period ended May 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.17% (a)(b)	$—	$22,749,355	$18,730,365	$—	$—	$4,018,990	4,018,990	$4,797	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.09% (a)(b)	1,208,867	53,161,934	52,939,656	—	—	1,431,145	1,431,145	1,950	—

Total	$1,208,867	$75,911,289	$71,670,021	$—	$—	$5,450,135		$6,747	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.